THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 39.4%
	Face Amount	Value
U.S. Treasury Bills
4.140%, 12/26/25(A)	$4,000,000	$3,855,763
U.S. Treasury Notes
4.625%, 11/15/26	42,000,000	42,287,109
4.375%, 08/15/26	1,050,000	1,052,379
4.375%, 11/30/28	10,000,000	10,025,000
3.875%, 12/31/27	14,500,000	14,360,664
3.500%, 09/30/26	3,000,000	2,966,250

Total U.S. Treasury Obligations
(Cost $74,534,703)		74,547,165
CORPORATE OBLIGATIONS — 28.5%

COMMUNICATION SERVICES — 0.4%
TELUS
3.700%, 09/15/27	765,000	745,323

CONSUMER DISCRETIONARY — 1.5%
Daimler Truck Finance North America
2.000%, 12/14/26(B)	910,000	865,163
Ford Motor Credit
5.850%, 05/17/27	985,000	995,876
Toll Brothers Finance
4.350%, 02/15/28	985,000	967,643

		2,828,682

CONSUMER STAPLES — 2.0%
7-Eleven
0.950%, 02/10/26(B)	975,000	936,985
Alimentation Couche-Tard
3.550%, 07/26/27(B)	1,000,000	971,525
Conagra Brands
1.375%, 11/01/27	1,088,000	990,897
JBS USA Holding Lux Sarl
2.500%, 01/15/27	985,000	938,743

		3,838,150

ENERGY — 4.3%
BP Capital Markets America
5.017%, 11/17/27	987,000	998,153
Canadian Natural Resources
3.850%, 06/01/27	975,000	955,105
Energy Transfer
4.400%, 03/15/27	990,000	982,231
EnLink Midstream Partners
4.850%, 07/15/26	975,000	971,419
Helmerich & Payne
4.650%, 12/01/27(B)	950,000	940,484
MPLX
4.250%, 12/01/27	980,000	966,187
Schlumberger Holdings
5.000%, 05/29/27(B)	980,000	987,284
Suncor Energy
7.000%, 11/15/28	855,000	912,771

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Western Midstream Operating
4.500%, 03/01/28	$300,000	$294,167

		8,007,801

FINANCIALS — 6.4%
Antares Holdings
7.950%, 08/11/28(B)	430,000	453,194
Ares Capital
2.875%, 06/15/28	490,000	453,375
Arthur J Gallagher
4.600%, 12/15/27	900,000	896,875
Bank of America MTN
4.183%, 11/25/27	975,000	960,481
Blackstone Private Credit Fund
3.250%, 03/15/27	1,039,000	995,761
Blue Owl Capital
2.875%, 06/11/28	500,000	457,639
Citigroup
4.125%, 07/25/28	905,000	883,665
Eaton Vance
3.500%, 04/06/27	1,010,000	985,146
FS KKR Capital
3.125%, 10/12/28	500,000	455,107
Goldman Sachs Group
5.210%, SOFRRATE + 0.790%, 12/09/26(C)	957,000	959,124
Golub Capital BDC
7.050%, 12/05/28	435,000	452,674
HPS Corporate Lending Fund
5.450%, 01/14/28(B)	890,000	887,375
JPMorgan Chase
4.505%, SOFRRATE + 0.860%, 10/22/28(C)	940,000	932,548
Morgan Stanley MTN
3.950%, 04/23/27	975,000	958,409
Sixth Street Specialty Lending
6.950%, 08/14/28	435,000	453,401
Wells Fargo
4.900%, SOFRRATE + 0.780%, 01/24/28(C)	905,000	905,401

		12,090,175

HEALTH CARE — 0.8%
Baxter International
2.600%, 08/15/26	710,000	688,218
Icon Investments Six DAC
5.809%, 05/08/27	751,000	764,296

		1,452,514

INDUSTRIALS — 2.7%
Georgia-Pacific
0.950%, 05/15/26(B)	575,000	548,862
Howmet Aerospace
6.750%, 01/15/28	925,000	974,511
Hubbell
3.350%, 03/01/26	915,000	902,065

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2025
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Ingersoll Rand
5.197%, 06/15/27	$985,000	$996,381

Owens Corning
5.500%, 06/15/27	985,000	1,002,799
Westinghouse Air Brake Technologies
3.450%, 11/15/26	600,000	586,037

		5,010,655

INFORMATION TECHNOLOGY — 2.4%
Broadcom
3.459%, 09/15/26	900,000	883,600
Hewlett Packard Enterprise
4.400%, 09/25/27	954,000	946,273
Microchip Technology
4.900%, 03/15/28	900,000	898,685
Renesas Electronics
2.170%, 11/25/26(B)	1,000,000	951,335
Teledyne Technologies
1.600%, 04/01/26	975,000	940,797

		4,620,690

MATERIALS — 3.5%
Berry Global
5.500%, 04/15/28	910,000	919,451
Glencore Funding
5.338%, 04/04/27(B)	950,000	960,229
Nutrien
5.200%, 06/21/27	935,000	945,341
RPM International
3.750%, 03/15/27	962,000	941,653
Sherwin-Williams
4.550%, 03/01/28	60,000	59,705
Sonoco Products
2.250%, 02/01/27	965,000	916,167
Steel Dynamics
5.000%, 12/15/26	525,000	525,110
Westlake
3.600%, 08/15/26	625,000	613,587
WRKCo
3.900%, 06/01/28	840,000	813,376

		6,694,619

REAL ESTATE — 3.0%
American Tower
3.375%, 10/15/26	845,000	826,640
Crown Castle
3.650%, 09/01/27	970,000	941,418
Extra Space Storage
5.700%, 04/01/28	915,000	934,308
Kite Realty Group
4.000%, 10/01/26	985,000	972,852
Public Storage Operating
5.091%, SOFRINDX + 0.700%, 04/16/27(C)	975,000	979,978

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
Store Capital
4.500%, 03/15/28	$1,000,000	$973,655

		5,628,851

UTILITIES — 1.5%
Alliant Energy Finance
5.400%, 06/06/27(B)	955,000	962,395
Georgia Power
5.004%, 02/23/27	960,000	968,013
NextEra Energy Capital Holdings
1.875%, 01/15/27	1,010,000	956,943

		2,887,351

Total Corporate Obligations
(Cost $53,444,275)		53,804,811
ASSET-BACKED SECURITIES — 20.0%

Automotive — 3.4%
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/32 (B)	623,912	633,751
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	490,000	493,880
Flagship Credit Auto Trust, Ser 2021-3, Cl C
1.460%, 09/15/27 (B)	1,000,000	986,601
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	490,000	491,580
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (B)	375,000	362,683
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.350%, 07/15/27	552,386	547,829
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/27	492,487	486,674
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	1,000,000	990,008
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl B
4.930%, 09/17/29	915,000	917,118
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	490,000	491,308
		6,401,432
Credit Cards — 0.5%
Mercury Financial Credit Card Master Trust, Ser 2023-1A, Cl A
8.040%, 09/20/27 (B)	950,000	951,127

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2025
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — 16.1%
Affirm Asset Securitization Trust, Ser 2023-B, Cl 1A
6.820%, 09/15/28 (B)	$950,000	$961,485
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/29 (B)	276,038	276,906
Affirm Asset Securitization Trust, Ser 2024-X2, Cl B
5.330%, 12/17/29 (B)	560,000	561,741
Antares CLO, Ser 2018-3, Cl A1R
5.883%, TSFR3M + 1.590%, 07/20/36 (B)(C)	950,000	953,511
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
6.202%, TSFR3M + 1.900%, 10/15/36 (B)(C)	950,000	949,962
Blackbird Capital Aircraft Lease Securitization, Ser 2016-1A, Cl A
6.500%, 12/16/41 (B)(D)	153,845	153,531
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (B)	540,000	540,570
California Street CLO IX, Ser 2021-9A, Cl AR3
5.669%, TSFR3M + 1.362%, 07/16/32 (B)(C)	552,159	553,219
Cerberus Loan Funding XLVII, Ser 2024-3A, Cl A
6.052%, TSFR3M + 1.750%, 07/15/36 (B)(C)	785,000	786,957
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (B)	500,000	476,315
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.823%, TSFR3M + 1.530%, 07/20/37 (B)(C)	1,175,000	1,178,192
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
5.913%, TSFR3M + 1.620%, 04/20/34 (B)(C)	450,000	450,576
Gracie Point International Funding, Ser 2023-1A, Cl A
6.882%, SOFR90A + 1.950%, 09/01/26 (B)(C)	785,775	788,749
Guggenheim MM CLO, Ser 2021-3A, Cl A
6.105%, TSFR3M + 1.812%, 01/21/34 (B)(C)	365,000	365,876
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
5.767%, TSFR3M + 1.480%, 07/30/37 (B)(C)	950,000	955,508
Hlend CLO, Ser 2025-3A, Cl B
0.000%, TSFR3M + 1.700%, 01/20/37 (B)(C)(E)	750,000	750,000

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Kestrel Aircraft Funding, Ser 2018-1A, Cl A
4.250%, 12/15/38 (B)	$142,824	$140,758
KKR Lending Partners III CLO, Ser 2021-1A, Cl B
6.455%, TSFR3M + 2.162%, 10/20/30 (B)(C)	592,000	592,132
MCF CLO VIII, Ser 2024-1A, Cl AR
6.243%, TSFR3M + 1.950%, 04/18/36 (B)(C)	950,000	958,234
Monroe Capital Mml CLO XI, Ser 2021-1A, Cl A1
6.333%, TSFR3M + 1.812%, 05/20/33 (B)(C)	925,000	927,044
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
5.316%, SOFR30A + 0.964%, 07/27/37 (B)(C)	737,098	738,045
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (B)	1,608,658	1,475,445
OCP CLO, Ser 2024-24A, Cl A2R
5.843%, TSFR3M + 1.550%, 10/20/37 (B)(C)	950,000	952,077
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (B)	443,679	445,275
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (B)	525,000	525,658
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/31 (B)	383,251	387,071
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (B)	335,000	335,179
Pagaya AI Debt Trust, Ser 2024-2, Cl A
6.319%, 08/15/31 (B)	415,484	419,456
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.902%, TSFR3M + 1.600%, 07/15/37 (B)(C)	950,000	956,849
Silver Point Scf CLO I, Ser 2024-1A, Cl A1AR
6.022%, TSFR3M + 1.720%, 10/15/36 (B)(C)	950,000	952,969
SLM Student Loan Trust, Ser 2006-10, Cl A6
4.969%, SOFR90A + 0.412%, 03/25/44 (C)	899,274	881,562
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	934,631	859,873

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2025
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
TCW CLO, Ser 2022-2A, Cl A1R
5.570%, TSFR3M + 1.280%, 10/20/32 (B)(C)	$1,299,176	$1,298,851
TCW CLO, Ser 2025-2A, Cl A1R2
0.000%, TSFR3M + 1.270%, 01/20/38 (B)(C)(E)	1,270,000	1,270,000
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
4.147%, 09/15/38 (B)(D)	231,200	222,356
Trinitas CLO XIV, Ser 2024-14A, Cl A2R
5.840%, TSFR3M + 1.540%, 01/25/34 (B)(C)	940,000	941,409
Twin Brook CLO, Ser 2024-1A, Cl A
6.193%, TSFR3M + 1.900%, 07/20/36 (B)(C)	750,000	752,975
Venture XXXVIII CLO, Ser 2021-38A, Cl A1R
5.709%, TSFR3M + 1.422%, 07/30/32 (B)(C)	1,181,313	1,182,652
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (B)	430,796	432,005
Voya CLO, Ser 2018-4, Cl A2RR
5.902%, TSFR3M + 1.600%, 10/15/37 (B)(C)	950,000	952,096
Whitehorse Principal Lending CLO, Ser 2022-1, Cl A1R
6.082%, TSFR3M + 1.780%, 10/15/36 (B)(C)	1,000,000	1,002,686
Willis Engine Structured Trust IV, Ser 2018-A, Cl A
4.750%, 09/15/43 (B)(D)	171,682	169,650
		30,475,405
Total Asset-Backed Securities
(Cost $37,550,689)		37,827,964
MORTGAGE-BACKED SECURITIES — 4.3%

Non-Agency Mortgage-Backed Obligations — 4.3%
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.521%, TSFR1M + 1.214%, 09/15/36 (B)(C)	1,100,000	1,091,750
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A4A
6.000%, 02/25/55 (B)(C)	632,962	635,311
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl A6
6.000%, 04/25/55 (B)(C)	685,418	687,039
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A7A
6.000%, 07/25/54 (B)(C)	512,005	514,301
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (B)	94,222	82,783

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.636%, 08/25/48 (B)(C)	$718,000	$711,882
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (B)(C)	835,499	778,437
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (B)(C)	773,573	717,215
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (B)(C)	845,893	804,461
JP Morgan Mortgage Trust, Ser 2023-2, Cl A4A
5.000%, 07/25/53 (B)(C)	471,565	465,224
Rate Mortgage Trust, Ser 2024-J4, Cl A7
6.000%, 12/25/54 (B)(C)	946,510	949,177
Sequoia Mortgage Trust, Ser 2013-4, Cl B3
3.436%, 04/25/43 (C)	54,643	51,925
Sequoia Mortgage Trust, Ser 2024-5, Cl A11
6.000%, 06/25/54 (B)(C)	521,357	522,991
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (B)(C)	139,332	122,330
		8,134,826
Total Mortgage-Backed Securities
(Cost $8,314,939)		8,134,826
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.3%

FHLMC
6.000%, 01/01/37	762	775
6.000%, 11/01/37	951	976
5.500%, 07/01/34	612	621
4.000%, 03/01/39	2,453	2,297
FHLMC, Ser 2020-5036, Cl AB
2.000%, 05/25/41	2,660,957	2,513,488
FHLMC, Ser 2020-5019, Cl DA
2.000%, 05/25/41	2,520,041	2,387,480
FNMA
6.000%, 05/01/36	216	225
6.000%, 08/01/36	240	250
5.500%, 07/01/38	1,364	1,370
GNMA
6.000%, 03/15/32	416	433
6.000%, 09/15/33	3,446	3,497
6.000%, 09/15/37	1,418	1,481
5.500%, 06/15/38	659	669
5.000%, 06/15/33	772	782

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
JANUARY 31, 2025
(Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
GNMA, Ser 2022-212, Cl HP
5.000%, 06/20/43	$3,188,703	$3,184,458

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $7,984,004)		8,098,802
Total Investments in Securities— 96.5%
(Cost $181,828,610)		$182,413,568

Percentages are based on Net Assets of $189,003,125.

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2025 was $49,215,864 and represented 26.0% of Net Assets.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	No interest rate available.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See "Glossary" for abbreviations.

KOC-QH-002-2000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 28.7%
	Face Amount	Value
U.S. Treasury Bonds
4.500%, 11/15/54	$1,000,000	$952,500
4.000%, 11/15/52	6,000,000	5,223,281
3.750%, 08/15/41	2,250,000	1,986,856
3.000%, 05/15/45	5,000,000	3,791,406
3.000%, 08/15/52	250,000	179,375
2.875%, 05/15/52	4,500,000	3,146,660
2.250%, 08/15/46	4,575,000	2,966,423
1.875%, 11/15/51	3,250,000	1,794,229
1.250%, 05/15/50	1,850,000	878,316
U.S. Treasury Notes
4.125%, 11/15/32	750,000	733,447
3.875%, 12/31/27	14,000,000	13,865,469
3.875%, 09/30/29	8,500,000	8,334,649
2.750%, 05/31/29	11,500,000	10,794,277
2.750%, 08/15/32	8,000,000	7,126,875
2.625%, 05/31/27	9,600,000	9,264,000
1.375%, 11/15/31	1,000,000	821,406
0.625%, 05/15/30	3,050,000	2,516,965

Total U.S. Treasury Obligations
(Cost $79,860,501)		74,376,134
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 24.2%

FHLMC
6.000%, 01/01/53	1,338,045	1,354,112
6.000%, 05/01/53	762,390	770,935
6.000%, 09/01/53	1,243,207	1,259,880
6.000%, 07/01/54	2,093,853	2,110,163
5.500%, 11/01/52	780,530	774,855
5.500%, 01/01/53	1,457,869	1,446,708
5.500%, 04/01/53	2,380,120	2,355,395
5.000%, 12/01/52	739,241	716,355
5.000%, 04/01/53	805,448	779,543
4.500%, 12/01/48	115,595	110,263
4.500%, 09/01/52	688,158	648,975
4.000%, 02/01/47	208,161	193,373
4.000%, 11/01/47	196,049	182,557
4.000%, 11/01/48	69,851	64,783
4.000%, 04/01/52	1,121,861	1,029,466
3.500%, 11/01/44	190,318	172,514
3.500%, 04/01/46	120,308	108,717
3.500%, 07/01/47	259,421	233,402
3.500%, 12/01/48	161,321	145,026
3.500%, 04/01/52	908,571	810,424
3.000%, 02/01/45	208,024	183,174
3.000%, 08/01/45	103,286	90,152
3.000%, 02/01/48	122,560	106,500
3.000%, 04/01/50	434,379	374,435
2.500%, 02/01/30	88,446	84,690
2.500%, 01/01/52	1,692,536	1,389,723
2.500%, 04/01/52	1,658,452	1,364,018
2.000%, 08/01/50	954,504	750,575
2.000%, 10/01/50	280,877	220,738
2.000%, 05/01/51	2,338,986	1,821,986

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
FHLMC, Ser 2024-5438, Cl GL
1.500%, 12/25/50	$3,500,000	$2,101,468
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.271%, 02/25/43(A)	51,840	49,301
FNMA
6.500%, 06/01/53	664,402	682,795
6.000%, 12/01/52	635,676	642,860
6.000%, 04/01/53	714,769	724,647
6.000%, 05/01/53	725,107	733,600
6.000%, 06/01/53	870,113	882,139
5.500%, 03/01/53	3,119,288	3,086,012
5.500%, 04/01/53	724,291	720,580
5.500%, 05/01/53	714,973	707,188
5.000%, 12/01/37	592,107	591,607
5.000%, 09/01/52	663,363	642,330
5.000%, 11/01/52	730,836	707,547
5.000%, 01/01/53	683,778	662,644
5.000%, 04/01/53	1,295,839	1,256,236
4.500%, 12/01/37	616,192	604,067
4.500%, 02/01/41	291,221	282,489
4.500%, 03/01/48	182,176	173,964
4.500%, 10/01/52	749,750	706,092
4.500%, 01/01/53	1,150,586	1,085,059
4.000%, 03/01/35	76,350	74,362
4.000%, 01/01/42	233,970	220,452
4.000%, 05/01/49	175,647	162,578
4.000%, 10/01/52	893,856	819,295
3.500%, 02/01/47	224,107	203,301
3.500%, 12/01/47	111,081	99,735
3.500%, 08/01/48	112,065	100,556
3.500%, 03/01/49	217,192	196,620
3.500%, 06/01/49	441,154	396,060
3.500%, 07/01/50	680,101	608,479
3.000%, 10/01/48	190,300	167,114
3.000%, 02/01/50	1,577,029	1,348,141
3.000%, 05/01/51	1,186,801	1,024,459
3.000%, 03/01/52	1,233,043	1,052,257
2.500%, 12/01/49	303,018	250,375
2.500%, 09/01/50	628,825	517,519
2.500%, 10/01/50	2,222,196	1,823,788
2.500%, 06/01/51	990,714	823,634
2.000%, 02/01/51	575,498	451,365
2.000%, 04/01/51	1,583,599	1,235,909
2.000%, 01/01/52	1,983,494	1,560,226
2.000%, 02/01/52	1,692,076	1,319,520
2.000%, 03/01/52	1,157,572	903,080
FNMA, Ser 2024-56, Cl DL
1.500%, 09/25/51	3,150,000	1,878,959
GNMA
6.000%, 08/20/52	662,542	673,646
5.500%, 12/20/52	908,773	904,427
4.000%, 07/20/48	79,988	74,590
4.000%, 05/20/52	681,898	628,166
3.500%, 06/20/48	476,318	431,284
3.000%, 06/20/51	882,985	777,538
2.500%, 09/20/51	2,063,422	1,726,460

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2025
(Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
	Face Amount	Value
2.000%, 11/20/51	$2,176,076	$1,743,921

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $65,986,493)		62,893,878
CORPORATE OBLIGATIONS — 23.7%

COMMUNICATION SERVICES — 0.6%
Comcast
2.887%, 11/01/51	314,000	189,031
2.650%, 02/01/30	240,000	216,094
Discovery Communications
4.125%, 05/15/29	635,000	594,625
NBN MTN
2.625%, 05/05/31(B)	600,000	521,318

		1,521,068

CONSUMER DISCRETIONARY — 0.4%
Mars
2.375%, 07/16/40(B)	540,000	360,965
Tiffany
4.900%, 10/01/44	759,000	732,374

		1,093,339

CONSUMER STAPLES — 1.5%
7-Eleven
2.800%, 02/10/51(B)	940,000	543,203
Anheuser-Busch InBev Worldwide
4.750%, 01/23/29	300,000	300,214
Bunge Finance
2.750%, 05/14/31	1,150,000	1,006,747
Conagra Brands
4.600%, 11/01/25	465,000	464,564
JBS USA Holding Lux Sarl
7.250%, 11/15/53	1,000,000	1,110,209
Mondelez International
1.500%, 02/04/31	535,000	439,880

		3,864,817

ENERGY — 2.9%
APA
7.750%, 12/15/29(B)	950,000	1,023,446
Boardwalk Pipelines
4.800%, 05/03/29	480,000	475,720
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	513,271
Energy Transfer
5.600%, 09/01/34	1,100,000	1,093,429
EnLink Midstream
5.650%, 09/01/34	1,280,000	1,274,656
Expand Energy
4.750%, 02/01/32	1,130,000	1,054,213
Helmerich & Payne
5.500%, 12/01/34(B)	1,200,000	1,134,396

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
MarkWest Energy Partners
4.875%, 06/01/25	$375,000	$373,482
Rockies Express Pipeline
3.600%, 05/15/25(B)	480,000	475,794

		7,418,407

FINANCIALS — 8.6%
American Express
5.442%, SOFRRATE + 1.320%, 01/30/36(A)	1,293,000	1,292,841
Ares Finance II
3.250%, 06/15/30(B)	645,000	587,864
Arthur J Gallagher
5.150%, 02/15/35	1,090,000	1,060,758
Bain Capital Specialty Finance
5.950%, 03/15/30	1,160,000	1,150,422
Bank of America
5.511%, SOFRRATE + 1.310%, 01/24/36(A)	1,150,000	1,156,375
Bank of Montreal
3.803%, USSW5 + 1.432%, 12/15/32(A)	825,000	792,514
Bank of Nova Scotia
7.350%, H15T5Y + 2.903%, 04/27/85(A)	930,000	930,389
Capital One Financial
6.183%, SOFRRATE + 2.036%, 01/30/36(A)	1,940,000	1,948,480
Carlyle Finance Subsidiary
3.500%, 09/19/29(B)	650,000	610,813
CI Financial
3.200%, 12/17/30	910,000	778,091
Citigroup
6.020%, SOFRRATE + 1.830%, 01/24/36(A)	1,150,000	1,154,540
Franklin BSP Capital
7.200%, 06/15/29(B)	1,080,000	1,105,203
Goldman Sachs Group
5.210%, SOFRRATE + 0.790%, 12/09/26(A)	520,000	521,154
Golub Capital BDC
6.000%, 07/15/29	1,280,000	1,286,843
HPS Corporate Lending Fund
5.950%, 04/14/32(B)	1,200,000	1,189,669
JPMorgan Chase
4.946%, SOFRRATE + 1.340%, 10/22/35(A)	1,082,000	1,043,948
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/36(A)	1,150,000	1,160,010
National Australia Bank
3.347%, H15T5Y + 1.700%, 01/12/37(A)(B)	750,000	647,508
Neuberger Berman Group
4.500%, 03/15/27(B)	970,000	954,969

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2025
(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
PennantPark Floating Rate Capital
4.250%, 04/01/26	$650,000	$629,284
Raymond James Financial
3.750%, 04/01/51	610,000	439,839
UBS Group
3.179%, H15T1Y + 1.100%, 02/11/43(A)(B)	555,000	403,773
Wells Fargo
5.244%, SOFRRATE + 1.110%, 01/24/31(A)	1,150,000	1,155,847

		22,001,134

INDUSTRIALS — 2.2%
Ashtead Capital
1.500%, 08/12/26(B)	650,000	616,482
Canadian Pacific Railway
3.100%, 12/02/51	880,000	573,794
Daimler Truck Finance North America
2.500%, 12/14/31(B)	940,000	793,927
Flowserve
2.800%, 01/15/32	1,407,000	1,198,160
Howmet Aerospace
3.000%, 01/15/29	495,000	461,468
Masco
6.500%, 08/15/32	317,000	338,553
Northern Group Housing
5.605%, 08/15/33(B)	431,912	434,280
Owens Corning
5.950%, 06/15/54	1,079,000	1,082,088
Westinghouse Air Brake Technologies
3.200%, 06/15/25	530,000	526,911

		6,025,663

INFORMATION TECHNOLOGY — 1.4%
Constellation Software
5.461%, 02/16/34(B)	1,040,000	1,042,271

Infor
1.750%, 07/15/25(B)	335,000	330,063
Microsoft
2.921%, 03/17/52	270,000	177,833
NXP BV
5.550%, 12/01/28	245,000	249,433
Oracle
2.875%, 03/25/31	600,000	528,492
Roper Technologies
2.950%, 09/15/29	420,000	385,634
Teledyne Technologies
2.250%, 04/01/28	420,000	388,027
VMware
1.800%, 08/15/28	625,000	563,120

		3,664,873

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 1.4%
Anglo American Capital
4.500%, 03/15/28(B)	$525,000	$517,109
Berry Global
1.650%, 01/15/27	625,000	587,490
CF Industries
4.500%, 12/01/26(B)	520,000	516,430
Martin Marietta Materials
2.400%, 07/15/31	865,000	739,104
Sealed Air
1.573%, 10/15/26(B)	835,000	788,658
Silgan Holdings
1.400%, 04/01/26(B)	420,000	401,837

		3,550,628

REAL ESTATE — 2.8%
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(B)	400,000	386,116
Extra Space Storage
2.350%, 03/15/32	730,000	600,249
Highwoods Realty
2.600%, 02/01/31	1,390,000	1,166,211
Invitation Homes Operating Partnership
4.875%, 02/01/35	1,135,000	1,073,207
Kite Realty Group
5.500%, 03/01/34	1,280,000	1,270,542
NNN REIT
2.500%, 04/15/30	700,000	615,597
Store Capital
4.500%, 03/15/28	380,000	369,989
2.700%, 12/01/31	700,000	580,642
Tanger Properties
2.750%, 09/01/31	1,370,000	1,163,361

		7,225,914

UTILITIES — 1.9%
DPL
4.350%, 04/15/29	1,415,000	1,319,243
Duquesne Light Holdings
2.532%, 10/01/30(B)	540,000	469,584
Entergy Arkansas
5.750%, 06/01/54	1,080,000	1,066,506
Jersey Central Power & Light
2.750%, 03/01/32(B)	670,000	570,785
Monongahela Power
3.550%, 05/15/27(B)	550,000	535,641
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,118,493

		5,080,252

Total Corporate Obligations
(Cost $65,052,919)		61,446,095

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2025
(Unaudited)

ASSET-BACKED SECURITIES — 10.5%
	Face Amount	Value
Automotive — 1.0%
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	$665,000	$670,266
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	665,000	667,144
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (B)	650,000	628,650
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	665,000	666,775
		2,632,835
Other ABS — 9.5%
Affirm Asset Securitization Trust, Ser 2024-X2, Cl B
5.330%, 12/17/29 (B)	600,000	601,866
Antares CLO, Ser 2018-3, Cl A1R
5.883%, TSFR3M + 1.590%, 07/20/36 (A)(B)	1,170,000	1,174,324
Barings Private Credit CLO, Ser 2023-1, Cl A1BR
6.202%, TSFR3M + 1.900%, 10/15/36 (A)(B)	1,170,000	1,169,953
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (B)	710,000	710,750
Cologix Data Centers US Issuer, Ser 2021-1A, Cl A2
3.300%, 12/26/51 (B)	580,000	552,526
Dryden LXXXVII CLO, Ser 2021-87A, Cl A1
5.883%, TSFR3M + 1.362%, 05/20/34 (A)(B)	1,100,000	1,102,597
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.823%, TSFR3M + 1.530%, 07/20/37 (A)(B)	1,425,000	1,428,872
Golub Capital Partners CLO, Ser 2022-30A, Cl AR2
5.913%, TSFR3M + 1.620%, 04/20/34 (A)(B)	500,000	500,640
HalseyPoint CLO III, Ser 2024-3A, Cl A1R
5.767%, TSFR3M + 1.480%, 07/30/37 (A)(B)	1,170,000	1,176,784
Kestrel Aircraft Funding, Ser 2018-1A, Cl A
4.250%, 12/15/38 (B)	191,854	189,078
MCF CLO VIII, Ser 2024-1A, Cl AR
6.243%, TSFR3M + 1.950%, 04/18/36 (A)(B)	1,000,000	1,008,667

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Monroe Capital Mml CLO XI, Ser 2021-1A, Cl A1
6.333%, TSFR3M + 1.812%, 05/20/33 (A)(B)	$1,025,000	$1,027,265
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (B)	1,748,542	1,603,744
OCP CLO, Ser 2024-24A, Cl A2R
5.843%, TSFR3M + 1.550%, 10/20/37 (A)(B)	1,170,000	1,172,558
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (B)	591,571	593,700
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (B)	645,000	645,808
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (B)	450,000	450,240
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.902%, TSFR3M + 1.600%, 07/15/37 (A)(B)	1,000,000	1,007,210
PHEAA Student Loan Trust, Ser 2016-2A, Cl B
5.966%, SOFR30A + 1.614%, 11/25/65 (A)(B)	1,050,000	1,052,305
SLM Student Loan Trust, Ser 2006-10, Cl A6
4.969%, SOFR90A + 0.412%, 03/25/44 (A)	1,081,464	1,060,164
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	1,012,388	931,411
Store Master Funding I-VII, XIV, XIX, XX, XXIV and XXII, Ser 2024-1A, Cl A2
5.700%, 05/20/54 (B)	996,250	1,008,879
Subway Funding, Ser 2024-1A, Cl A23
6.505%, 07/30/54 (B)	997,500	1,027,096
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
4.147%, 09/15/38 (B)(C)	309,808	297,957
Trinity Rail Leasing, Ser 2018-1A, Cl A2
4.620%, 06/17/48 (B)	600,000	582,888
Twin Brook CLO, Ser 2024-1A, Cl A
6.193%, TSFR3M + 1.900%, 07/20/36 (A)(B)	800,000	803,173
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (B)	526,529	528,006

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2025
(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Other ABS — continued
Voya CLO, Ser 2018-4, Cl A2RR
5.902%, TSFR3M + 1.600%, 10/15/37 (A)(B)	$1,170,000	$1,172,581
		24,581,042
Total Asset-Backed Securities
(Cost $26,964,657)		27,213,877
MORTGAGE-BACKED SECURITIES — 8.8%

Agency Mortgage-Backed Obligations — 0.4%
FHLMC Multifamily Structured Pass Through Certificates, Ser 162, Cl A2
5.150%, 12/25/33	1,000,000	1,018,863

Non-Agency Mortgage-Backed Obligations — 8.4%
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.521%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,195,000	1,186,038
Chase Home Lending Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 03/25/55 (A)(B)	1,028,171	1,034,613
Chase Home Lending Mortgage Trust, Ser 2025-1, Cl A4
6.000%, 11/25/55 (A)(B)	1,000,000	1,005,699
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A3A
6.000%, 07/25/54 (A)(B)	840,775	839,560
COLT Mortgage Loan Trust, Ser 2022-4, Cl A1
4.301%, 03/25/67 (A)(B)	751,079	740,381
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(B)	124,530	110,235
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A)(B)	111,995	100,486
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.883%, 04/25/50 (A)(B)	368,014	358,308
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B)(D)	222,513	226,057
GS Mortgage Securities Trust, Ser 2024-RVR, Cl A
5.372%, 08/10/41 (A)(B)	1,150,000	1,140,067
GS Mortgage Securities Trust, Ser GSA2, Cl A3
1.560%, 12/12/53	1,200,000	1,039,406
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A)(B)	1,105,573	958,861
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A)(B)	1,486,436	1,296,446

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A4
2.500%, 08/25/52 (A)(B)	$1,263,434	$1,012,603
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A)(B)	1,043,150	907,142
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A)(B)	1,468,317	1,273,013
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A)(B)	1,587,291	1,410,325
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	38,621	38,463
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A)(B)	1,119,190	970,046
Rate Mortgage Trust, Ser 2024-J4, Cl A1
6.000%, 12/25/54 (A)(B)	1,209,883	1,210,828
RCKT Mortgage Trust, Ser 2021-5, Cl A1
2.500%, 11/25/51 (A)(B)	1,151,572	922,489
RCKT Mortgage Trust, Ser 2022-1, Cl A1
2.500%, 01/25/52 (A)(B)	1,252,319	1,003,945
RCKT Mortgage Trust, Ser 2022-3, Cl A5
3.000%, 05/25/52 (A)(B)	1,589,340	1,409,939
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	604,701	550,252
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (A)(B)	20,895	18,993
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (A)(B)	41,854	37,595
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (A)(B)	35,221	34,078
Sequoia Mortgage Trust, Ser 2024-7, Cl A2
6.000%, 08/25/54 (A)(B)	980,520	980,329
		21,816,197
Total Mortgage-Backed Securities
(Cost $23,999,836)		22,835,060
MUNICIPAL BONDS — 3.4%

Colorado Housing and Finance Authority, RB
5.619%, 11/01/38	930,000	928,391

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
JANUARY 31, 2025
(Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	$300,000	$229,760
Grand Parkway Transportation, Ser B, RB
3.216%, 10/01/49	640,000	446,602
Hawaii State, Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	81,152	78,354
Idaho Housing & Finance Association, Ser D-1, RB
5.713%, 07/01/38	870,000	875,048
Indiana Housing & Community Development Authority, Ser B-3, RB
5.932%, 07/01/44	1,000,000	1,016,554
Maryland Department of Housing & Community Development, Ser B, RB
5.991%, 09/01/44	750,000	754,592
Massachusetts State, Housing Finance Agency, Ser B, RB
3.350%, 12/01/40	145,000	114,654
Michigan State Housing Development Authority, Ser C, RB
5.816%, 12/01/38	895,000	896,183
Minnesota Housing Finance Agency, Ser V, RB
5.925%, 07/01/49	750,000	744,175
Minnesota Housing Finance Agency, RB
5.726%, 07/01/33	395,000	403,605
New York City, Housing Development, Ser D, RB
3.083%, 11/01/46	900,000	621,175
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	474,794
Rhode Island State, Housing and Mortgage Finance, Ser 1-T, RB
2.993%, 10/01/38	540,000	403,904
Virginia State, Housing Development Authority, Ser C, RB
2.829%, 04/01/41	500,000	367,233
Washington State Housing Finance Commission, Ser 2T, RB
5.738%, 12/01/38	550,000	553,557

Total Municipal Bonds
(Cost $9,939,144)		8,908,581
Total Investments in Securities— 99.3%
(Cost $271,803,550)		$257,673,625

Percentages are based on Net Assets of $259,368,245.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at January 31, 2025 was $60,368,297 and represented 23.3% of Net Assets.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Level 3 security in accordance with fair value hierarchy.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See "Glossary" for abbreviations.

KOC-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
JANUARY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 68.8%
	Shares	Value
COMMUNICATION SERVICES — 6.7%
Alphabet, Cl A (A)	6,633	$1,353,265
Electronic Arts	2,064	253,686
Fox	16,082	823,077
Live Nation Entertainment *	7,846	1,135,159
Match Group (A)	32,830	1,172,031
Meta Platforms, Cl A (A)	4,717	3,250,862
Omnicom Group (A)	23,746	2,060,915
		10,048,995
CONSUMER DISCRETIONARY — 14.0%
Airbnb, Cl A *	5,454	715,401
Autoliv	8,735	844,325
Best Buy	7,486	642,748
Burlington Stores *	4,061	1,153,040
Dick's Sporting Goods	13,896	3,335,735
eBay (A)	44,855	3,026,815
Etsy *	8,833	485,020
Expedia Group *(A)	16,050	2,743,747
NVR *	92	737,489
PulteGroup	7,561	860,291
Ralph Lauren, Cl A	12,725	3,177,432
Stellantis	48,614	638,302
Toll Brothers	3,081	418,431
Williams-Sonoma	10,015	2,116,870
		20,895,646
CONSUMER STAPLES — 0.5%
Coca-Cola Consolidated	493	674,237

ENERGY — 2.0%
HF Sinclair	17,468	630,245
Marathon Petroleum	13,973	2,036,006
TechnipFMC PLC	12,056	362,283
		3,028,534
FINANCIALS — 15.3%
American Express	5,290	1,679,310
Ameriprise Financial (A)	4,271	2,320,691
Bank of America	62,162	2,878,101
Berkshire Hathaway, Cl B *(A)	910	426,490
Corebridge Financial	60,469	2,041,433
Corpay *	7,948	3,024,134
Discover Financial Services (A)	14,881	2,992,420
JPMorgan Chase (A)	7,622	2,037,361
PayPal Holdings *	4,593	406,848
Synchrony Financial (A)	42,324	2,919,510
Wells Fargo	21,989	1,732,733
XP, Cl A	36,685	500,750
		22,959,781
HEALTH CARE — 7.0%
Cardinal Health (A)	23,448	2,899,579
Cencora, Cl A (A)	8,897	2,261,707
DaVita *	2,179	383,940
Hologic *	34,856	2,514,512
United Therapeutics *(A)	7,001	2,458,541
		10,518,279

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 3.0%
Advanced Drainage Systems	1,505	$181,970
Carlisle	1,650	642,609
Caterpillar	2,640	980,602
Expeditors International of Washington	4,847	550,522
Owens Corning (A)	11,804	2,178,428
		4,534,131
INFORMATION TECHNOLOGY — 19.5%
Akamai Technologies *(A)	11,621	1,160,938
Apple (A)	1,619	382,084
Applied Materials	3,993	720,138
AppLovin, Cl A *(A)	6,293	2,325,830
Check Point Software Technologies *(A)	3,910	852,458
Cisco Systems (A)	19,625	1,189,275
Dell Technologies, Cl C	20,283	2,101,319
F5 *	6,686	1,987,480
Flex *	49,810	2,074,586
Gen Digital	12,940	348,215
International Business Machines (A)	13,118	3,354,273
Jabil	12,033	1,954,279
Logitech International	33,956	3,307,994
Microsoft (A)	1,480	614,289
NetApp (A)	22,878	2,793,404
NXP Semiconductors	2,891	602,918
QUALCOMM (A)	15,931	2,754,948
Skyworks Solutions	7,541	669,339
		29,193,767
MATERIALS — 0.8%
CF Industries Holdings	12,774	1,177,890

Total Common Stock
(Cost $79,894,799)		103,031,260
PURCHASED OPTIONS — 0.4%
Total Purchased Options
(Cost $988,213)		619,627
Total Investments in Securities— 69.2%
(Cost $80,883,012)		$103,650,887

SECURITIES SOLD SHORT
COMMON STOCK — (15.5)%
	Shares	Value
COMMUNICATION SERVICES — (0.4)%
Take-Two Interactive Software *	(3,610)	(669,691)

CONSUMER DISCRETIONARY — (1.4)%
DraftKings, Cl A *	(44,946)	(1,885,485)
Mobileye Global, Cl A *	(12,166)	(201,043)
		(2,086,528)
CONSUMER STAPLES — (0.8)%
elf Beauty *	(3,413)	(340,993)
Keurig Dr Pepper	(25,203)	(809,016)
		(1,150,009)

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — (0.4)%
S&P Global	(1,128)	$(588,151)

HEALTH CARE — (3.1)%
Cooper *	(13,713)	(1,323,990)
Illumina *	(7,197)	(955,330)
Intuitive Surgical *	(3,342)	(1,911,223)
Teleflex	(2,595)	(467,723)
		(4,658,266)
INDUSTRIALS — (1.5)%
General Dynamics	(2,084)	(535,546)
Saia *	(2,757)	(1,323,663)
Stanley Black & Decker	(4,953)	(436,211)
		(2,295,420)
INFORMATION TECHNOLOGY — (6.2)%
Advanced Micro Devices *	(11,724)	(1,359,398)
Entegris	(16,330)	(1,658,148)
Marvell Technology	(7,146)	(806,498)
Roper Technologies	(3,046)	(1,753,430)
Samsara, Cl A *	(33,905)	(1,746,107)
Super Micro Computer *	(14,312)	(408,178)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Tyler Technologies *	(679)	$(408,514)
Zscaler *	(5,446)	(1,103,305)
		(9,243,578)
MATERIALS — (0.5)%
Vulcan Materials	(2,474)	(678,247)

UTILITIES — (1.2)%
Constellation Energy	(6,146)	(1,843,677)

Total Common Stock
(Proceeds $22,862,927)		(23,213,567)

EXCHANGE TRADED FUNDS — (23.3)%
	Shares	Value
iShares Russell 1000 ETF	(34,007)	(11,295,765)
iShares S&P 500 Value ETF	(69,272)	(13,589,088)
Schwab US Large-Capital ETF	(309,717)	(7,392,945)
SPDR S&P Homebuilders ETF	(23,462)	(2,543,281)

Total Exchange Traded Funds
(Proceeds $34,725,981)		(34,821,079)

Total Securities Sold Short— (38.8)%
(Proceeds $57,588,908)		$(58,034,646)

A list of the open option contracts held by the Fund at January 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.4%
Put Options
SPDR S&P 500 ETF Trust	141	$8,485,662	$605.00	01/16/26	$429,345
SPDR S&P 500 ETF Trust	98	5,897,836	590.00	05/30/25	128,282
SPDR S&P 500 ETF Trust	500	30,091,000	560.00	02/28/25	62,000
		$44,474,498			$619,627
TOTAL PURCHASED OPTIONS
(Cost $988,213)		$44,474,498			$619,627

Percentages are based on Net Assets of $149,738,933.

*	Non-income producing security.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-007-1100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JANUARY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%#
	Shares	Value
COMMUNICATION SERVICES — 5.4%
AT&T	305,936	$7,259,861
Electronic Arts	8,357	1,027,159
Meta Platforms, Cl A	1,528	1,053,067
Walt Disney	41,914	4,738,797
		14,078,884
CONSUMER DISCRETIONARY — 5.4%
DR Horton	20,931	2,970,109
General Motors	82,318	4,071,448
Lennar, Cl A	21,286	2,793,575
TJX	33,322	4,158,252
		13,993,384
CONSUMER STAPLES — 7.6%
Casey's General Stores	6,431	2,712,403
Colgate-Palmolive	40,161	3,481,959
General Mills	54,890	3,301,085
Monster Beverage *	61,639	3,002,436
PepsiCo	23,586	3,554,174
Performance Food Group *	42,863	3,870,957
		19,923,014
ENERGY — 7.6%
Canadian Natural Resources	112,696	3,420,324
ConocoPhillips	37,786	3,734,390
Exxon Mobil	89,073	9,515,669
Valero Energy	24,044	3,197,852
		19,868,235
FINANCIALS — 26.9%
Allstate	15,397	2,961,305
American Express	14,541	4,616,040
American International Group	52,127	3,839,675
Ameriprise Financial	9,016	4,898,934
Axis Capital Holdings	28,966	2,636,485
Bank of America	107,499	4,977,204
Berkshire Hathaway, Cl B *	13,620	6,383,285
Citigroup	43,936	3,577,708
First Horizon	176,832	3,870,852
Goldman Sachs Group	4,384	2,807,514
Hartford Financial Services Group	27,110	3,024,121
JPMorgan Chase	43,173	11,540,143
Popular	17,738	1,825,950
Prudential Financial	29,345	3,543,702
Synovus Financial	71,030	4,007,513
Visa, Cl A	3,655	1,249,279
Wells Fargo	56,857	4,480,331
		70,240,041
HEALTH CARE — 9.2%
Boston Scientific *	44,690	4,574,468
Cencora, Cl A	14,878	3,782,137
Concentra Group Holdings Parent	66,543	1,551,117
Exact Sciences *	22,941	1,285,843
Neurocrine Biosciences *	8,661	1,314,913
Quest Diagnostics	21,543	3,513,663
Select Medical Holdings	82,463	1,622,047
STERIS PLC	12,227	2,697,888

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Stryker	9,012	$3,526,306
		23,868,382
INDUSTRIALS — 11.7%
3M	36,062	5,488,636
AECOM	37,464	3,950,204
Copart *	31,799	1,842,116
CSX	84,964	2,792,767
Cummins	12,171	4,335,919
EMCOR Group	1,257	563,211
Emerson Electric	22,357	2,905,292
Quanta Services	4,706	1,447,613
Stanley Black & Decker	33,617	2,960,649
United Rentals	1,042	789,899
Waste Management	15,766	3,472,619
		30,548,925
INFORMATION TECHNOLOGY — 8.0%
Cisco Systems	114,230	6,922,338
Hewlett Packard Enterprise	63,172	1,338,615
Intel	19,963	387,881
International Business Machines	8,563	2,189,559
Micron Technology	7,876	718,606
Microsoft	5,324	2,209,780
Motorola Solutions	8,273	3,882,105
Salesforce	9,512	3,250,250
		20,899,134
MATERIALS — 2.3%
Linde PLC	6,286	2,804,310
Steel Dynamics	5,917	758,559
Westlake	20,169	2,304,712
		5,867,581
REAL ESTATE — 5.7%
BXP ‡	35,674	2,609,196
Host Hotels & Resorts ‡	168,306	2,812,393
Iron Mountain ‡	29,419	2,988,088
Lamar Advertising, Cl A ‡	27,372	3,460,368
Millrose Properties, Cl A *	10,643	117,712
Omega Healthcare Investors ‡	78,467	2,907,987
		14,895,744
UTILITIES — 6.5%
Entergy	72,273	5,859,895
FirstEnergy	98,870	3,935,026
Fortis	71,100	3,030,282
National Fuel Gas	49,243	3,448,487
Vistra	4,814	808,897
		17,082,587
Total Common Stock
(Cost $191,630,624)		251,265,911
Total Investments in Securities— 96.3%
(Cost $191,630,624)		$251,265,911

Percentages are based on Net Assets of $260,985,454.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
JANUARY 31, 2025
(Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-004-2000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JANUARY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%#
	Shares	Value
COMMUNICATION SERVICES — 14.7%
Alphabet, Cl A	44,070	$8,991,162
Alphabet, Cl C	37,474	7,704,654
Meta Platforms, Cl A	16,135	11,119,919
Netflix *	4,695	4,585,888
Spotify Technology *	4,183	2,294,585
T-Mobile US	8,778	2,045,011
		36,741,219
CONSUMER DISCRETIONARY — 10.4%
AutoZone *	768	2,572,961
Chipotle Mexican Grill, Cl A *	39,613	2,311,418
Deckers Outdoor *	8,460	1,500,466
DR Horton	10,761	1,526,986
Home Depot	7,041	2,900,751
Hyatt Hotels, Cl A	10,677	1,689,422
MercadoLibre *	1,008	1,937,567
Tesla *	19,926	8,062,060
TJX	27,405	3,419,870
		25,921,501
CONSUMER STAPLES — 4.1%
BJ's Wholesale Club Holdings *	26,380	2,612,939
Coca-Cola	36,540	2,319,559
Costco Wholesale	1,366	1,338,516
PepsiCo	17,054	2,569,868
Performance Food Group *	14,881	1,343,903
		10,184,785
ENERGY — 1.0%
Cheniere Energy	3,821	854,566
Exxon Mobil	14,965	1,598,711
		2,453,277
FINANCIALS — 10.0%
American Express	8,964	2,845,622
Berkshire Hathaway, Cl B *	10,330	4,841,361
Blackstone, Cl A	11,525	2,041,193
Goldman Sachs Group	3,500	2,241,400
JPMorgan Chase	8,963	2,395,810
Mastercard, Cl A	5,371	2,983,214
Progressive	11,013	2,714,044
Toast, Cl A *	52,913	2,165,200
Visa, Cl A	8,013	2,738,843
		24,966,687
HEALTH CARE — 5.4%
Boston Scientific *	24,086	2,465,443
Insulet *	9,476	2,637,929
Intuitive Surgical *	4,354	2,489,966
Neurocrine Biosciences *	11,938	1,812,427
Stryker	6,744	2,638,860
Zoetis, Cl A	8,466	1,446,839
		13,491,464
INDUSTRIALS — 7.8%
Builders FirstSource *	8,239	1,378,220
Caterpillar	8,002	2,972,263
Chart Industries *	10,761	2,276,920
Cummins	3,734	1,330,238

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
EMCOR Group	3,194	$1,431,104
General Electric	7,013	1,427,636
Stanley Black & Decker	16,478	1,451,217
Uber Technologies *	32,954	2,202,975
Union Pacific	5,128	1,270,667
United Rentals	1,849	1,401,653
Waste Management	10,074	2,218,899
		19,361,792
INFORMATION TECHNOLOGY — 41.4%
Accenture PLC, Cl A	3,330	1,281,884
Adobe *	3,615	1,581,382
Advanced Micro Devices *	9,805	1,136,890
Apple	102,623	24,219,028
Arista Networks *	18,256	2,103,639
Broadcom	35,771	7,915,049
Cloudflare, Cl A *	7,533	1,042,567
Datadog, Cl A *	5,649	806,169
HubSpot *	1,276	994,680
Intuit	2,606	1,567,535
KLA	3,026	2,233,914
Micron Technology	11,350	1,035,574
Microsoft	52,846	21,934,261
NVIDIA	167,958	20,166,717
Oracle	12,806	2,177,788
Palo Alto Networks *	10,208	1,882,559
QUALCOMM	11,938	2,064,438
Salesforce	12,034	4,112,018
ServiceNow *	2,561	2,608,071
Snowflake, Cl A *	5,162	936,955
Zebra Technologies, Cl A *	3,361	1,317,310
		103,118,428
MATERIALS — 1.6%
Ecolab	6,137	1,535,416
Linde PLC	5,293	2,361,313
		3,896,729
REAL ESTATE — 1.7%
American Tower ‡	11,781	2,178,896
Iron Mountain ‡	21,172	2,150,440
		4,329,336
UTILITIES — 0.7%
Vistra	11,023	1,852,195

Total Common Stock
(Cost $153,647,471)		246,317,413
Total Investments in Securities— 98.8%
(Cost $153,647,471)		$246,317,413

Percentages are based on Net Assets of $249,330,944.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
JANUARY 31, 2025
(Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-003-2000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
JANUARY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%
	Shares	Value
COMMUNICATION SERVICES — 1.3%
IMAX *	89,435	$2,106,194

CONSUMER DISCRETIONARY — 12.5%
Boot Barn Holdings *	14,088	2,266,055
Cheesecake Factory	44,454	2,496,092
KB Home	32,648	2,190,681
Phinia	44,379	2,258,447
Playa Hotels & Resorts *	157,025	1,925,127
Shake Shack, Cl A *	19,331	2,283,571
TRI Pointe Group *	56,721	2,090,736
Warby Parker, Cl A *	88,924	2,464,084
YETI Holdings *	49,248	1,834,980
		19,809,773
CONSUMER STAPLES — 1.7%
Dole PLC	115,136	1,568,153
Sprouts Farmers Market *	7,292	1,154,615
		2,722,768
ENERGY — 3.3%
Civitas Resources	18,972	963,019
International Seaways	32,086	1,249,750
Liberty Energy, Cl A	94,844	1,736,593
PBF Energy, Cl A	26,743	782,500
Veren	102,140	513,764
		5,245,626
FINANCIALS — 23.5%
Axis Capital Holdings	27,576	2,509,968
Bread Financial Holdings	30,779	1,949,234
Enterprise Financial Services	37,061	2,217,730
Essent Group	31,899	1,858,117
Fidelis Insurance Holdings	67,529	1,114,228
FirstCash Holdings	13,832	1,509,763
Hamilton Insurance Group, Cl B *	83,371	1,594,887
Hancock Whitney	27,825	1,662,265
Merchants Bancorp	41,124	1,724,329
OceanFirst Financial	60,509	1,086,742
OFG Bancorp	47,954	2,048,115
Old Second Bancorp	121,610	2,285,052
Piper Sandler	6,695	2,123,252
Popular	10,216	1,051,635
PRA Group *	68,898	1,523,335
PRIMO BRANDS CORP	80,665	2,611,126
PROG Holdings	50,592	2,162,808
QCR Holdings	22,179	1,724,639
UMB Financial	18,824	2,219,350
Valley National Bancorp	119,467	1,228,121
WaFd	35,869	1,064,592
		37,269,288
HEALTH CARE — 16.0%
ARS Pharmaceuticals *	39,022	508,066
Axsome Therapeutics *	19,452	2,070,860
Blueprint Medicines *	11,756	1,322,903
Denali Therapeutics *	36,461	849,541
Immunovant *	23,106	502,324
Integer Holdings *	16,917	2,405,936

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Kiniksa Pharmaceuticals International, Cl A *	56,620	$1,109,752
Madrigal Pharmaceuticals *	4,361	1,460,063
Merit Medical Systems *	24,362	2,652,535
Merus *	12,470	510,522
Mirum Pharmaceuticals *	27,553	1,346,791
National HealthCare	16,766	1,721,365
RadNet *	39,740	2,601,778
Twist Bioscience *	20,962	1,097,780
UFP Technologies *	6,427	1,765,240
Vericel *	31,893	1,867,016
Viking Therapeutics *	16,935	554,621
Viridian Therapeutics *	53,655	1,039,834
		25,386,927
INDUSTRIALS — 16.9%
BrightView Holdings *	100,302	1,580,760
Brink's	24,225	2,260,919
CSW Industrials	5,287	1,743,706
Herc Holdings	11,544	2,354,514
IES Holdings *	9,454	2,091,981
Limbach Holdings *	23,721	2,193,718
LSI Industries	64,198	1,352,652
Maximus	24,734	1,862,223
SkyWest *	20,521	2,481,399
SPX Technologies *	12,735	1,891,402
Standex International	11,323	2,068,712
Sterling Infrastructure *	15,687	2,234,143
Verra Mobility, Cl A *	43,487	1,147,622
Willis Lease Finance	8,145	1,579,478
		26,843,229
INFORMATION TECHNOLOGY — 12.9%
ACI Worldwide *	28,028	1,500,899
AvePoint *	13,386	251,389
Belden	21,221	2,471,610
Benchmark Electronics	45,187	1,927,677
Couchbase *	92,916	1,648,330
DigitalOcean Holdings *	51,042	2,117,222
FormFactor *	40,270	1,612,814
LiveRamp Holdings *	56,032	1,905,088
MACOM Technology Solutions Holdings *	16,474	2,178,687
MARA Holdings *	12,869	236,017
Viavi Solutions *	148,157	1,783,810
Weave Communications *	61,246	999,535
Workiva, Cl A *	18,727	1,839,366
		20,472,444
MATERIALS — 2.4%
ATI *	27,000	1,541,430
Summit Materials, Cl A *	44,402	2,322,669
		3,864,099
REAL ESTATE — 5.4%
CareTrust ‡	51,203	1,356,879
COPT Defense Properties ‡	71,883	2,116,235
Cushman & Wakefield PLC *	71,267	982,772
Tanger ‡	68,985	2,264,088

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Urban Edge Properties ‡	91,081	$1,852,588
		8,572,562
UTILITIES — 2.8%
National Fuel Gas	30,327	2,123,800
Southwest Gas Holdings	20,919	1,562,231
Talen Energy *	3,072	681,154
		4,367,185
Total Common Stock
(Cost $121,081,576)		156,660,095
Total Investments in Securities— 98.7%
(Cost $121,081,576)		$156,660,095

Percentages are based on Net Assets of $158,696,807.

*	Non-income producing security.
‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-005-2000

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.8%#
	Shares	Value
COMMUNICATION SERVICES — 10.4%
Alphabet, Cl A	22,973	$4,686,952
Alphabet, Cl C	18,694	3,843,486
Altice USA, Cl A *	834	2,344
AMC Entertainment Holdings, Cl A *	1,407	4,376
AMC Networks, Cl A *	82	790
Angi, Cl A *	260	468
Anterix *	49	1,400
AST SpaceMobile, Cl A *	407	8,238
AT&T	28,008	664,630
Atlanta Braves Holdings, Cl A *	38	1,622
Atlanta Braves Holdings, Cl C *	141	5,464
ATN International	39	607
Bandwidth, Cl A *	94	1,670
Boston Omaha, Cl A *	87	1,265
Bumble, Cl A *	366	2,968
Cable One	19	5,776
Cardlytics *	179	548
Cargurus, Cl A *	352	13,798
Cars.com *	249	4,462
Charter Communications, Cl A *	356	122,994
Cinemark Holdings *	451	12,912
Clear Channel Outdoor Holdings, Cl A *	1,190	1,618
Cogent Communications Holdings	182	13,712
Comcast, Cl A	15,142	509,680
DHI Group *	145	410
EchoStar, Cl A *	502	13,885
Electronic Arts	1,042	128,072
Endeavor Group Holdings, Cl A	664	20,305
Entravision Communications, Cl A	236	507
Eventbrite, Cl A *	294	932
EverQuote, Cl A *	98	1,980
EW Scripps, Cl A *	267	502
Fox	920	47,086
Fox	494	24,008
Frontier Communications Parent *	1,012	36,189
fuboTV *	1,239	5,006
Gannett *	548	2,477
Getty Images Holdings *	442	1,127
Globalstar *	2,932	4,486
Gogo *	233	1,967
Gray Television	332	1,242
IAC *	294	12,445
IDT, Cl B	80	3,774
iHeartMedia *	421	935
IMAX *	168	3,956
Integral Ad Science Holding *	373	3,920
Interpublic Group of Companies	1,526	43,750
Iridium Communications	410	11,788
John Wiley & Sons, Cl A	166	6,794
Liberty Broadband, Cl A *	64	4,866
Liberty Broadband, Cl C *	476	36,490

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Liberty Media -Liberty Formula One, Cl A *	96	$8,450
Liberty Media -Liberty Formula One, Cl C *	833	79,718
Liberty Media -Liberty Live, Cl A *	83	5,974
Liberty Media -Liberty Live, Cl C *	192	14,129
Lions Gate Entertainment, Cl A *	237	1,861
Lions Gate Entertainment, Cl B *	501	3,517
Live Nation Entertainment *	624	90,280
Lumen Technologies *	3,872	19,128
Madison Square Garden Entertainment, Cl A *	142	5,160
Madison Square Garden Sports *	75	16,490
Magnite *	563	9,684
Marcus	93	1,871
Match Group	1,060	37,842
MediaAlpha, Cl A *	123	1,401
Meta Platforms, Cl A	8,618	5,939,353
Netflix *	1,663	1,624,352
New York Times, Cl A	638	34,643
News	1,563	43,952
News	464	14,686
Nexstar Media Group, Cl A	125	19,153
Nextdoor Holdings *	630	1,651
NII Holdings *,(A)	46	—
Omnicom Group	764	66,308
Outbrain *	128	769
Paramount Global, Cl A	35	798
Paramount Global, Cl B	2,183	23,751
Pinterest, Cl A *	2,382	78,511
Playstudios *	345	604
PubMatic, Cl A *	157	2,374
QuinStreet *	203	4,803
Reddit, Cl A *	400	79,820
ROBLOX, Cl A *	2,110	149,958
Roku, Cl A *	524	43,366
Scholastic	78	1,514
Shenandoah Telecommunications	204	2,203
Shutterstock	93	2,745
Sinclair	142	2,080
Sirius XM Holdings	827	19,856
Skillz, Cl A *	16	106
Snap, Cl A *	4,424	49,947
Sphere Entertainment *	108	5,033
Spok Holdings	66	1,061
Spotify Technology *	499	273,727
Stagwell, Cl A *	337	2,103
System1 *	28	18
Take-Two Interactive Software *	668	123,921
TEGNA	678	12,353
Telephone and Data Systems	373	13,186
Thryv Holdings *	153	2,679
TKO Group Holdings, Cl A *	286	44,390
T-Mobile US	1,889	440,080

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES— continued
Toro Combineco *	101	$1,720
Trade Desk, Cl A *	1,771	210,182
TripAdvisor *	424	7,445
TrueCar *	314	1,080
United States Cellular *	58	3,642
Urban One *	58	52
Urban One, Cl A *	26	35
Verizon Communications	15,314	603,218
Vimeo *	550	3,691
Vivid Seats, Cl A *	297	1,277
Walt Disney	7,181	811,884
Warner Bros Discovery *	8,794	91,809
Warner Music Group, Cl A	541	17,204
WideOpenWest *	194	828
Yelp, Cl A *	259	10,345
Ziff Davis *	182	9,808
ZipRecruiter, Cl A *	239	1,644
ZoomInfo Technologies, Cl A *	1,305	13,429
		21,541,331
CONSUMER DISCRETIONARY — 8.5%
1-800-Flowers.com, Cl A *	105	843
Abercrombie & Fitch, Cl A *	208	24,831
Academy Sports & Outdoors	286	14,961
Acushnet Holdings	119	7,773
Adient PLC *	354	6,170
ADT	1,602	12,303
Adtalem Global Education *	147	15,748
Advance Auto Parts	244	11,834
Airbnb, Cl A *	1,530	200,690
Allbirds, Cl A *	18	114
A-Mark Precious Metals	74	2,085
American Axle & Manufacturing Holdings *	435	2,275
American Eagle Outfitters	730	11,782
America's Car-Mart *	27	1,315
AMMO *	339	593
Aptiv PLC *	928	57,926
Aramark	1,081	42,062
Arhaus, Cl A	199	2,444
Arko	227	1,605
Asbury Automotive Group *	80	23,734
AutoNation *	134	25,266
AutoZone *	68	227,814
BARK *	477	892
Bath & Body Works	900	33,849
Beazer Homes USA *	114	2,526
Best Buy	783	67,228
Beyond *	174	1,442
Biglari Holdings, Cl B *	3	696
BJ's Restaurants *	87	3,149
Bloomin' Brands	324	4,069
Booking Holdings	130	615,883
Boot Barn Holdings *	125	20,106
BorgWarner	934	29,795
Bowlero	77	820

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Bright Horizons Family Solutions *	237	$29,056
Brinker International *	179	32,573
Brunswick	270	18,209
Buckle	127	6,047
Build-A-Bear Workshop, Cl A	49	2,075
Burlington Stores *	250	70,983
Caleres	132	2,420
Camping World Holdings, Cl A	163	3,764
Canoo *	15	2
Capri Holdings *	476	11,795
CarMax *	638	54,638
Carnival *	3,923	108,549
CarParts.com *	214	248
Carriage Services, Cl A	49	2,007
Carter's	144	7,764
Carvana, Cl A *	489	121,018
Cato, Cl A	65	218
Cava Group *	319	43,081
Cavco Industries *	32	16,276
Century Communities	115	8,784
Champion Homes *	220	20,313
Cheesecake Factory	194	10,893
Chegg *	384	591
Chewy, Cl A *	524	20,426
Children's Place *	19	186
Chipotle Mexican Grill, Cl A *	5,349	312,114
Choice Hotels International	110	16,206
Clarus	113	549
Columbia Sportswear	132	11,656
Cooper-Standard Holdings *	65	1,002
Coursera *	436	3,362
Cracker Barrel Old Country Store	85	5,523
Cricut, Cl A	174	934
Crocs *	232	23,680
Dana	535	8,528
Darden Restaurants	464	90,591
Dave & Buster's Entertainment *	122	3,240
Deckers Outdoor *	597	105,884
Denny's *	194	1,228
Designer Brands, Cl A	158	795
Destination XL Group *	193	525
Dick's Sporting Goods	231	55,452
Dillard's, Cl A	18	8,426
Dine Brands Global	58	1,762
Domino's Pizza	137	61,529
DoorDash, Cl A *	1,298	245,101
Dorman Products *	107	14,047
DR Horton	1,132	160,631
Dream Finders Homes, Cl A *	108	2,492
Duluth Holdings, Cl B *	50	146
Duolingo, Cl A *	150	54,599
Dutch Bros, Cl A *	446	27,884
eBay	1,932	130,371
El Pollo Loco Holdings *	93	1,104
Escalade	30	445
Ethan Allen Interiors	92	2,854

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Etsy *	460	$25,259
European Wax Center, Cl A *	112	756
EVgo, Cl A *	393	1,364
Expedia Group *	489	83,595
Figs, Cl A *	505	2,873
First Watch Restaurant Group *	125	2,623
Five Below *	221	20,725
Floor & Decor Holdings, Cl A *	420	42,042
Foot Locker *	387	7,759
Ford Motor	15,460	155,837
Fox Factory Holding *	161	4,399
Frontdoor *	313	18,742
Funko, Cl A *	121	1,694
GameStop, Cl A *	1,675	45,058
Gap	1,022	24,600
Garmin	612	132,100
Garrett Motion	368	3,525
General Motors	4,293	212,332
Genesco *	40	1,666

Gentex	949	24,598
Gentherm *	119	4,540
Genuine Parts	548	63,705
G-III Apparel Group *	148	4,621
Global Business Travel Group I *	521	4,595
Goodyear Tire & Rubber *	1,086	9,633
GoPro, Cl A *	476	463
Graham Holdings, Cl B	13	12,075
Grand Canyon Education *	120	21,077
Green Brick Partners *	129	7,801
Group 1 Automotive	53	24,194
Groupon, Cl A *	94	984
GrowGeneration *	193	270
Guess?	124	1,601
H&R Block	564	31,195
Hanesbrands *	1,349	10,954
Harley-Davidson	492	13,314
Hasbro	541	31,291
Haverty Furniture	51	1,144
Helen of Troy *	93	5,746
Hilton Grand Vacations *	288	11,866
Hilton Worldwide Holdings	948	242,754
Holley *	236	720
Home Depot	3,873	1,595,599
Hooker Furnishings	41	522
Hovnanian Enterprises, Cl A *	18	2,383
Hyatt Hotels, Cl A	186	29,431
Installed Building Products	97	19,287
iRobot *	112	861
J Jill	27	738
Jack in the Box	75	2,939
JAKKS Pacific *	32	963
Johnson Outdoors, Cl A	17	551
KB Home	264	17,714
Kohl's	448	5,918
Kontoor Brands	226	20,758
Krispy Kreme	317	2,875

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Kura Sushi USA, Cl A *	21	$1,680
Lands' End *	45	560
Landsea Homes *	80	664
Latham Group *	142	1,037
Laureate Education, Cl A *	519	9,716
La-Z-Boy, Cl Z	171	8,071
LCI Industries	102	10,689
Lear	225	21,170
Legacy Housing *	42	1,077
Leggett & Platt	511	5,396
Lennar, Cl A	923	121,135
Lennar, Cl B	36	4,528
Leslie's *	658	1,329
Levi Strauss, Cl A	394	7,498
LGI Homes *	85	7,589
Life Time Group Holdings *	308	8,929
Lincoln Educational Services *	100	1,632
Lindblad Expeditions Holdings *	144	1,832
Lithia Motors, Cl A	108	40,619
LKQ	1,068	39,933
Lovesac *	55	1,406
Lowe's	2,247	584,310
Lucid Group *	6,528	18,017
Lululemon Athletica *	442	183,076
Luminar Technologies, Cl A *	100	575
M/I Homes *	110	13,838
Macy's	1,087	16,935
Malibu Boats, Cl A *	75	2,872
Marine Products	40	376
MarineMax *	76	2,307
Marriott International, Cl A	882	256,300
Marriott Vacations Worldwide	132	11,454
MasterCraft Boat Holdings *	62	1,129
Mattel *	1,381	25,742
McDonald's	2,845	821,351
Meritage Homes	292	22,738
Mister Car Wash *	371	2,975
Modine Manufacturing *	212	21,507
Mohawk Industries *	220	26,906
Monro	109	2,141
Movado Group	59	1,128
Murphy USA	79	39,730
Nathan's Famous	10	809
National Vision Holdings *	300	3,420
Nerdy *	232	422
NIKE, Cl B	4,653	357,816
Noodles, Cl A *	124	185
Nordstrom	456	11,035
Norwegian Cruise Line Holdings *	1,814	51,427
NVR *	12	96,194
ODP *	126	2,848
Ollie's Bargain Outlet Holdings *	253	28,212
On Holding, Cl A *	945	56,587
OneSpaWorld Holdings	408	8,715
OneWater Marine, Cl A *	44	795
O'Reilly Automotive *	228	295,128

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Oxford Industries	59	$4,948
Papa John's International	124	4,907
Patrick Industries	132	12,822
Peloton Interactive, Cl A *	1,464	11,346
Penske Automotive Group	76	12,588
Perdoceo Education	248	7,137
Petco Health & Wellness, Cl A *	298	1,019
PetMed Express *	76	362
Phinia	175	8,906
Planet Fitness, Cl A *	348	37,640
Playa Hotels & Resorts *	365	4,475
Polaris	216	10,303
Pool	153	52,670
Portillo's, Cl A *	216	3,005
Potbelly *	97	1,204
PulteGroup	807	91,820
Purple Innovation, Cl A *	220	244
PVH	229	20,518
QuantumScape, Cl A *	1,409	7,285
Qurate Retail *	1,322	467
Ralph Lauren, Cl A	160	39,952
Revolve Group, Cl A *	147	4,642
RH *	62	25,985
Rivian Automotive, Cl A *	3,080	38,685
Rocky Brands	27	676
Ross Stores	1,286	193,620
Royal Caribbean Cruises	930	247,938
Sabre *	1,439	4,821
Sally Beauty Holdings *	393	4,272
Savers Value Village *	101	1,125
Service International	577	45,075
Shake Shack, Cl A *	157	18,546
SharkNinja *	276	30,860
Shoe Carnival	68	1,840
Signet Jewelers	175	10,365
Six Flags Entertainment	369	16,269
Skechers USA, Cl A *	543	40,910
Sleep Number *	81	1,448
Solid Power *	467	649
Solo Brands, Cl A *	107	105
Sonic Automotive, Cl A	54	4,009
Sonos *	489	6,743
Sportsman's Warehouse Holdings *	137	279
Standard Motor Products	73	2,264
Starbucks	4,390	472,715
Stellantis	7,753	101,797
Steven Madden	285	11,699
Stitch Fix, Cl A *	382	1,799
Stoneridge *	104	538
Strategic Education	94	9,234
Stride *	175	23,607
Sweetgreen, Cl A *	383	12,608
Tapestry	922	67,251
Target Hospitality *	126	1,213
Taylor Morrison Home, Cl A *	416	26,815
Tempur Sealy International	690	43,567

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Tesla *	11,043	$4,467,998
Texas Roadhouse, Cl A	274	49,621
Thor Industries	208	21,391
ThredUp, Cl A *	306	670
Tile Shop Holdings *	100	754
Tilly's, Cl A *	55	238
TJX	4,472	558,061
Toll Brothers	417	56,633
TopBuild *	124	42,492
Topgolf Callaway Brands *	540	4,244
Tractor Supply	2,129	115,732
Traeger *	224	547
Travel + Leisure	271	14,732
TRI Pointe Group *	375	13,822
Udemy *	397	2,970
Ulta Beauty *	183	75,423
Under Armour, Cl A *	774	6,463
Under Armour, Cl C *	495	3,727
United Parks & Resorts *	123	6,465
Universal Technical Institute *	168	4,608
Upbound Group, Cl A	199	5,839
Urban Outfitters *	275	15,240
Vail Resorts	154	26,198
Valvoline *	527	19,557
Vera Bradley *	75	281
VF	1,587	41,214
Victoria's Secret *	317	11,526
Visteon *	112	9,415
VOXX International, Cl A *	43	317
Warby Parker, Cl A *	346	9,588
Wayfair, Cl A *	384	18,574
Wendy's	703	10,425
Weyco Group	22	786
Whirlpool	226	23,732
Williams-Sonoma	495	104,628
Wingstop	120	35,748
Winmark	11	4,285
Winnebago Industries	108	5,162
Wolverine World Wide	321	7,168
WW International *	307	332
Wyndham Hotels & Resorts	315	33,081
XPEL *	84	3,522
Xponential Fitness, Cl A *	89	1,489
YETI Holdings *	347	12,929
Yum! Brands	1,111	144,986
Zumiez *	59	942
		17,502,460
CONSUMER STAPLES — 5.1%
Albertsons, Cl A	1,380	27,669
Alico	8	247
Andersons	126	5,135
Archer-Daniels-Midland	1,878	96,210
B&G Foods	302	1,957
Beauty Health *	281	469
BellRing Brands *	530	40,996

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Beyond Meat *	236	$935
BJ's Wholesale Club Holdings *	543	53,784
Boston Beer, Cl A *	36	9,024
BRC, Cl A *	216	585
Brown-Forman, Cl A	166	5,531
Brown-Forman, Cl B	1,172	38,688
Bunge Global	571	43,470
Calavo Growers	65	1,488
Cal-Maine Foods	162	17,480
Campbell Soup	811	31,442
Casey's General Stores	147	62,000
Celsius Holdings *	688	17,186
Central Garden & Pet *	24	876
Central Garden & Pet, Cl A *	217	6,768
Chefs' Warehouse *	144	7,756
Clorox	488	77,436
Coca-Cola	13,847	879,008
Coca-Cola Consolidated	21	28,720
Colgate-Palmolive	3,223	279,434
Conagra Brands	1,955	50,615
Constellation Brands, Cl A	628	113,542
Costco Wholesale	1,728	1,693,233
Coty, Cl A *	1,497	10,973
Darling Ingredients *	649	24,312
Dole PLC	274	3,732
Dollar General	866	61,538
Dollar Tree *	807	59,193
Edgewell Personal Care	201	6,693
elf Beauty *	228	22,780
Energizer Holdings	295	10,027
Estee Lauder, Cl A	860	71,750
Flowers Foods	799	15,620
Fresh Del Monte Produce	146	4,452
Freshpet *	197	31,510
General Mills	2,186	131,466
Grocery Outlet Holding *	370	5,990
Hain Celestial Group *	348	1,761
Herbalife *	377	2,058
Hershey	577	86,117
HF Foods Group *	151	402
Hormel Foods	1,201	36,006
Ingles Markets, Cl A	56	3,708
Ingredion	267	36,429
Inter Parfums	75	10,577
J&J Snack Foods	50	6,862
JM Smucker	426	45,535

John B Sanfilippo & Son	29	2,098
Kellanova	1,079	88,187
Kenvue	7,553	160,803
Keurig Dr Pepper	4,190	134,499
Kimberly-Clark	1,330	172,860
Kraft Heinz	3,414	101,874
Kroger	2,657	163,777
Lamb Weston Holdings	585	35,065
Lancaster Colony	80	13,499
Limoneira	64	1,476

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Maplebear *	631	$30,465
McCormick	998	77,076
Medifast *	43	675
MGP Ingredients	57	2,059
Mission Produce *	170	2,021
Molson Coors Beverage, Cl B	713	39,037
Mondelez International, Cl A	5,279	306,129
Monster Beverage *	2,755	134,196
National Beverage	89	3,742
Natural Grocers by Vitamin Cottage	47	2,046
Nature's Sunshine Products *	45	626
Nu Skin Enterprises, Cl A	189	1,238
Oil-Dri Corp of America	38	1,597
Olaplex Holdings *	345	538
PepsiCo	5,410	815,233
Performance Food Group *	633	57,166
Pilgrim's Pride *	171	7,958
Post Holdings *	192	20,383
PriceSmart	104	9,461
Procter & Gamble	9,258	1,536,735
Reynolds Consumer Products	225	6,212
Seaboard	1	2,438
Seneca Foods, Cl A *	18	1,312
Simply Good Foods *	374	14,212
SpartanNash	129	2,352
Spectrum Brands Holdings	111	9,386
Sprouts Farmers Market *	411	65,078
Sysco	1,923	140,225
Target	1,822	251,272
Tootsie Roll Industries	61	1,895
TreeHouse Foods *	191	6,593
Tyson Foods, Cl A	1,114	62,930
United Natural Foods *	235	6,989
US Foods Holding *	962	68,235
USANA Health Sciences *	43	1,401
Utz Brands	253	3,380
Village Super Market, Cl A	34	1,160
Vita Coco *	160	5,990
Vital Farms *	108	4,739
Waldencast, Cl A *	133	460
Walmart	16,700	1,639,272
WD-40	55	12,922
Weis Markets	64	4,324
Westrock Coffee *	180	1,253
WK Kellogg	242	4,015
Zevia PBC, Cl A *	92	365
		10,522,104
ENERGY — 3.7%
Aemetis *	162	374
Amplify Energy *	149	796
Antero Midstream	1,383	22,183
Antero Resources *	1,189	44,373
APA	1,519	33,312
Archrock	708	19,888

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Ardmore Shipping	163	$1,935
Aris Water Solutions, Cl A	112	2,859
Atlas Energy Solutions, Cl A	259	5,947
Baker Hughes, Cl A	3,909	180,518
Berry	241	1,051
Bristow Group *	95	3,170
Cactus, Cl A	273	16,301
California Resources	330	16,236
Calumet *	326	5,773
Centrus Energy, Cl A *	57	4,691
ChampionX	778	22,282
Cheniere Energy	857	191,668
Chesapeake Energy	890	90,424
Chevron	6,671	995,246
Chord Energy	250	28,113
Civitas Resources	403	20,456
Clean Energy Fuels *	641	2,122
CNX Resources *	582	15,935
Comstock Resources *	323	5,995
ConocoPhillips	5,127	506,701
CONSOL Energy	186	16,818
Core Laboratories	181	3,072
Coterra Energy	2,851	79,030
Crescent Energy, Cl A	629	9,473
CVR Energy	132	2,501
Delek US Holdings	245	4,376
Devon Energy	2,453	83,647
DHT Holdings	564	6,384
Diamondback Energy	753	123,763
DMC Global *	74	602
Dorian LPG	154	3,702
DT Midstream	401	40,533
Empire Petroleum *	41	240
EOG Resources	2,243	282,147
Equities	2,351	120,183
Evolution Petroleum	111	589
Excelerate Energy, Cl A	64	1,912
Expro Group Holdings *	400	5,052
Exxon Mobil	17,432	1,862,261
Forum Energy Technologies *	45	815
FutureFuel	101	551
Gevo *	864	1,521
Golar LNG	399	16,259
Granite Ridge Resources	244	1,510
Green Plains *	244	2,179
Gulfport Energy *	56	9,997
Hallador Energy *	117	1,255
Halliburton	3,154	82,067
Helix Energy Solutions Group *	558	4,475
Helmerich & Payne	360	11,372
Hess	1,099	152,794
Hess Midstream, Cl A	424	17,176
HF Sinclair	670	24,174
HighPeak Energy	82	1,118
Innovex International *	139	2,166
International Seaways	193	7,517

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Kinder Morgan	7,672	$210,827
Kinetik Holdings, Cl A	155	9,987
Kodiak Gas Services	137	6,409
Liberty Energy, Cl A	609	11,151
Magnolia Oil & Gas, Cl A	736	17,443
Mammoth Energy Services *	54	161
Marathon Petroleum	1,323	192,774
Matador Resources	477	27,666
Murphy Oil	582	15,499
Nabors Industries *	35	2,003
NACCO Industries, Cl A	14	443
Navigator Holdings	113	1,877
New Fortress Energy, Cl A	484	7,260
Newpark Resources *	305	2,111
NextDecade *	733	6,216
Nine Energy Service *	80	93
Noble PLC	536	17,179
Nordic American Tankers	785	2,119
Northern Oil & Gas	388	13,949
NOV	1,600	23,120
Occidental Petroleum	2,595	121,057
Oil States International *	231	1,173
ONEOK	2,309	224,366
Ovintiv	1,075	45,386
Par Pacific Holdings *	210	3,511
Patterson-UTI Energy	1,564	12,621
PBF Energy, Cl A	371	10,855
Peabody Energy	495	8,984
Permian Resources, Cl A	2,653	38,866
Phillips 66	1,602	188,828
ProFrac Holding, Cl A *	63	458
ProPetro Holding *	337	2,993
Range Resources	964	35,707
Ranger Energy Services, Cl A	54	885
REX American Resources *	60	2,503
Riley Exploration Permian	56	1,856
Ring Energy *	669	870
RPC	368	2,256
Sable Offshore *	200	4,986
SandRidge Energy	124	1,469
Schlumberger	5,576	224,601
Scorpio Tankers	194	9,238
SEACOR Marine Holdings *	98	664
Select Water Solutions, Cl A	352	4,400
Sitio Royalties, Cl A	318	6,405
SM Energy	465	17,651
Solaris Energy Infrastructure, Cl A	109	2,975
Talos Energy *	512	5,079
Targa Resources	856	168,461
Teekay	234	1,671
TETRA Technologies *	465	1,930
Texas Pacific Land	75	97,288
Tidewater *	197	10,857
Transocean *	3,204	12,560
Uranium Energy *	1,679	11,854

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
VAALCO Energy	392	$1,607
Valaris *	254	12,177
Valero Energy	1,213	161,329
Viper Energy, Cl A	432	20,261
Vital Energy *	117	3,732
Vitesse Energy	81	2,096
W&T Offshore	384	599
Weatherford International	295	18,570
Williams	4,806	266,397
World Kinect	232	6,559
		7,568,458
FINANCIALS — 15.3%
1st Source	35	2,195
Acacia Research *	146	637
ACNB	32	1,315
Affiliated Managers Group	118	22,177
Affirm Holdings, Cl A *	937	57,223
AGNC Investment ‡	3,196	31,864
Alerus Financial	81	1,712
Allstate	1,030	198,100
Ally Financial	1,131	44,075
AlTi Global *	101	393
Amalgamated Financial	64	2,236
Ambac Financial Group *	179	2,082
Amerant Bancorp, Cl A	149	3,457
American Coastal Insurance	91	1,109
American Express	2,003	635,852
American Financial Group	304	41,514
American International Group	2,539	187,023
Ameriprise Financial	387	210,280
Ameris Bancorp	270	17,726
AMERISAFE	73	3,651
Angel Oak Mortgage REIT ‡	68	695
Annaly Capital Management ‡	2,065	42,147
Aon PLC, Cl A	827	306,668
Apollo Commercial Real Estate Finance ‡	535	4,740
Apollo Global Management	1,555	265,874
Arbor Realty Trust ‡	752	10,069
Arch Capital Group	1,438	133,835
Ares Commercial Real Estate ‡	198	1,121
Ares Management, Cl A	791	156,792
ARMOUR Residential REIT ‡	217	4,084
Arrow Financial	56	1,490
Arthur J Gallagher	859	259,263
Artisan Partners Asset Management, Cl A	282	12,603
Associated Banc-Corp	608	15,285
Assurant	213	45,835
Assured Guaranty	204	19,298
Atlantic Union Bankshares	405	15,297
Atlanticus Holdings *	18	1,070
AvidXchange Holdings *	734	7,780
Axis Capital Holdings	311	28,307
Axos Financial *	225	15,734

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
B. Riley Financial	67	$309
Bakkt Holdings, Cl A *	18	316
Baldwin Insurance Group, Cl A *	272	11,138
Banc of California	569	9,115
BancFirst	75	8,931
Banco Latinoamericano de Comercio Exterior, Cl E	110	4,156
Bancorp *	191	11,662
Bank First	37	3,744
Bank of America	26,850	1,243,155
Bank of Hawaii	161	11,996
Bank of Marin Bancorp	57	1,440
Bank of New York Mellon	2,892	248,510
Bank OZK	443	22,500
Bank7	15	644
BankUnited	306	12,580
Bankwell Financial Group	22	686
Banner	139	9,823
Bar Harbor Bankshares	55	1,742
BayCom	41	1,148
BCB Bancorp	58	628
Berkshire Hathaway, Cl B *	5,083	2,382,250
Berkshire Hills Bancorp	166	4,882

BGC Group, Cl A	1,474	14,062
BlackRock Funding	543	583,997
Blackstone, Cl A	2,829	501,044
Blackstone Mortgage Trust, Cl A ‡	671	12,078
Block, Cl A *	2,179	197,897
Blue Foundry Bancorp *	78	761
Blue Owl Capital, Cl A	2,135	55,531
BOK Financial	88	9,717
Bread Financial Holdings	200	12,666
Bridgewater Bancshares *	76	1,073
Brighthouse Financial *	249	15,366
Brightsphere Investment Group	108	2,691
BrightSpire Capital, Cl A ‡	496	2,792
Brookline Bancorp	335	4,097
Brown & Brown	935	97,857
Burke & Herbert Financial Services	50	3,216
Business First Bancshares	107	2,888
Byline Bancorp	98	2,875
Cadence Bank	753	26,506
Camden National	54	2,449
Cannae Holdings	218	4,308
Cantaloupe *	244	1,986
Capital Bancorp	46	1,427
Capital City Bank Group	50	1,845
Capital One Financial	1,453	295,991
Capitol Federal Financial	450	2,678
Carlyle Group	1,002	56,272
Carter Bankshares *	86	1,515
Cass Information Systems	52	2,142
Cathay General Bancorp	285	13,535
Cboe Global Markets	412	84,184
Central Pacific Financial	102	3,049

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Charles Schwab	6,067	$501,862
Chemung Financial	15	758
Chimera Investment ‡	307	4,571
Chubb	1,482	402,926
Cincinnati Financial	606	83,052
Citigroup	7,313	595,498
Citizens & Northern	56	1,194
Citizens Financial Group	1,684	80,108
Citizens Financial Services	17	1,041
City Holding	58	6,852
Civista Bancshares	58	1,279
Claros Mortgage Trust ‡	461	1,521
CME Group, Cl A	1,412	333,966
CNB Financial	79	1,999
Coastal Financial *	42	3,746
Cohen & Steers	111	9,838
Coinbase Global, Cl A *	785	228,694
Columbia Banking System	856	23,882
Columbia Financial *	104	1,538
Comerica	538	36,218
Commerce Bancshares	509	34,001
Community Financial System	214	14,023
Community Trust Bancorp	60	3,211
Community West Bancshares	65	1,267
Compass Diversified Holdings	257	5,461
ConnectOne Bancorp	139	3,522
Consumer Portfolio Services *	30	356
Corebridge Financial	1,028	34,705
Corpay *	267	101,591
Crawford, Cl A	66	793
Crawford, Cl B	25	294
Credit Acceptance *	20	10,155
CrossFirst Bankshares *	156	2,533
Cullen	245	34,153
Customers Bancorp *	120	6,838
CVB Financial	541	11,274
Diamond Hill Investment Group	10	1,500
DigitalBridge Group	708	7,767
Dime Community Bancshares	134	4,185
Discover Financial Services	981	197,269
Donegal Group, Cl A	59	875
Donegal Group, Cl B	3	43
Donnelley Financial Solutions *	109	7,234
Dynex Capital ‡	305	4,047
Eagle Bancorp	114	2,988
East West Bancorp	568	58,487
Eastern Bankshares	818	15,018
Ellington Financial ‡	323	4,057
Employers Holdings	95	4,670
Enact Holdings	116	3,918
Encore Capital Group *	88	4,356
Enova International *	102	11,457
Enstar Group *	48	15,696
Enterprise Bancorp	37	1,566
Enterprise Financial Services	147	8,796
Equitable Holdings	1,256	68,352

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Equity Bancshares, Cl A	54	$2,354
Erie Indemnity, Cl A	104	41,907
Esquire Financial Holdings	27	2,413
ESSA Bancorp	32	669
Essent Group	426	24,815
Euronet Worldwide *	174	17,139
Evercore, Cl A	147	42,817
EVERTEC	261	8,475
EZCORP, Cl A *	193	2,318
F&G Annuities & Life	68	3,122
FactSet Research Systems	150	71,162
Farmers & Merchants Bancorp	49	1,331
Farmers National Banc	138	1,899
FB Financial	144	7,605
Federal Agricultural Mortgage, Cl C	37	7,318
Federated Hermes, Cl B	326	12,965
Fidelis Insurance Holdings	227	3,746
Fidelity D&D Bancorp	17	762
Fidelity National Financial	1,034	60,148
Fidelity National Information Services	2,138	174,183
Fifth Third Bancorp	2,657	117,732
Finance of America, Cl A *	32	799
Financial Institutions	57	1,503
First American Financial	408	25,794
First Bancorp	166	7,326
First Bancorp	38	982
First BanCorp	661	13,722
First Bancshares	110	4,219
First Bank	112	1,704
First Busey	212	5,147
First Business Financial Services	29	1,498
First Citizens BancShares, Cl A	44	97,006
First Commonwealth Financial	411	6,855
First Community Bankshares	60	2,602
First Financial	41	1,976
First Financial Bancorp	372	10,423
First Financial Bankshares	492	18,332
First Foundation	281	1,447
First Hawaiian	525	14,501
First Horizon	2,176	47,633
First Interstate BancSystem, Cl A	355	11,697
First Merchants	235	10,443
First Mid Bancshares	79	2,996
First of Long Island	83	1,079
FirstCash Holdings	160	17,464
Fiserv *	2,237	483,281
Five Star Bancorp	57	1,733
Flushing Financial	107	1,493
Flywire *	489	9,452
FNB	1,464	22,970
Forge Global Holdings *	372	286
Franklin BSP Realty Trust ‡	308	3,921
Franklin Resources	1,284	28,556
FS Bancorp	25	1,011

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Fulton Financial	735	$14,950
FVCBankcorp *	60	724
GCM Grosvenor	169	2,285
Genworth Financial, Cl A *	1,746	12,624
German American Bancorp	108	4,464
Glacier Bancorp	466	23,146
Global Payments	1,001	112,963
Globe Life	363	44,319
GoHealth, Cl A *	14	228
Goldman Sachs Group	1,244	796,658
Goosehead Insurance, Cl A	91	9,752
Granite Point Mortgage Trust ‡	192	545
Great Southern Bancorp	35	2,058
Green Dot, Cl A *	201	1,783
Greene County Bancorp	27	716
Greenlight Capital Re, Cl A *	94	1,269
Guaranty Bancshares	31	1,274
Hagerty, Cl A *	122	1,182
Hamilton Insurance Group, Cl B *	70	1,339
Hamilton Lane, Cl A	148	23,559
Hancock Whitney	346	20,670
Hanmi Financial	116	2,786
Hanover Insurance Group	133	20,361
HarborOne Bancorp	151	1,641
Hartford Financial Services Group	1,143	127,502
HBT Financial	49	1,192
HCI Group	32	3,902
Heartland Financial USA	150	9,701
Heritage Commerce	229	2,219
Heritage Financial	132	3,392
Hilltop Holdings	177	5,342
Hingham Institution For Savings The	6	1,532
Hippo Holdings *	69	1,932
Home Bancorp	27	1,355
Home BancShares	758	22,884
HomeStreet *	69	695
HomeTrust Bancshares	57	2,096
Hope Bancorp	447	5,212
Horace Mann Educators	166	6,413
Horizon Bancorp	163	2,737
Houlihan Lokey, Cl A	219	39,797
Huntington Bancshares	5,629	96,819
Independent Bank	168	11,283
Independent Bank/MI	80	2,912
Interactive Brokers Group, Cl A	414	90,020
Intercontinental Exchange	2,256	360,576
International Bancshares	231	15,221
International Money Express *	112	2,118
Invesco	1,808	34,768
Invesco Mortgage Capital ‡	212	1,794
Investors Title	5	1,127
Jack Henry & Associates	300	52,227
Jackson Financial, Cl A	304	28,649
James River Group Holdings	133	636
Janus Henderson Group	522	23,453

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Jefferies Financial Group	603	$46,365
John Marshall Bancorp	48	908
JPMorgan Chase	10,960	2,929,608
Kearny Financial	219	1,511
Kemper	252	16,929
KeyCorp	3,909	70,284
Kinsale Capital Group	91	40,217
KKR Real Estate Finance Trust ‡	227	2,265
Ladder Capital, Cl A ‡	442	4,955
Lakeland Financial	103	7,008
Lazard, Cl A	452	24,575
LCNB	50	773
Lemonade *	215	7,147
LendingClub *	441	5,949
LendingTree *	43	1,932
Lincoln National	698	24,542
Live Oak Bancshares	132	4,685
Loews	723	61,780
LPL Financial Holdings	291	106,765
M&T Bank	650	130,806
Markel Group *	49	89,610
MarketAxess Holdings	150	33,095
MarketWise	93	52
Marqeta, Cl A *	1,867	7,188
Marsh & McLennan	1,940	420,747
Mastercard, Cl A	3,227	1,792,373
MBIA *	171	1,216
Mercantile Bank	61	2,977
Merchants Bancorp	76	3,187
Mercury General	104	5,183
Metrocity Bankshares	71	2,191
Metropolitan Bank Holding *	41	2,629
MFA Financial ‡	394	4,137
MGIC Investment	1,059	27,047
Mid Penn Bancorp	57	1,717
Middlefield Banc	30	777
Midland States Bancorp	80	1,541
MidWestOne Financial Group	56	1,771
Moelis, Cl A	290	22,704
Moneylion *	24	2,088
Moody's	606	302,661
Morgan Stanley	4,855	672,078
Mr Cooper Group *	255	26,472
MSCI, Cl A	301	179,628
MVB Financial	45	878
Nasdaq	1,852	152,494
National Bank Holdings, Cl A	154	6,642
Navient	293	4,005
NBT Bancorp	187	8,907
NCR Atleos *	297	9,462
Nelnet, Cl A	48	5,288
NerdWallet, Cl A *	151	2,156
New York Community Bancorp	1,425	16,858

New York Mortgage Trust ‡	352	2,123
NewtekOne	95	1,262
Nexpoint Real Estate Finance ‡	31	478

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
NI Holdings *	25	$378
Nicolet Bankshares	48	5,382
NMI Holdings, Cl A *	322	12,436
Northeast Bank	26	2,631
Northeast Community Bancorp	47	1,166
Northern Trust	750	84,218
Northfield Bancorp	146	1,704
Northrim BanCorp	21	1,788
Northwest Bancshares	518	6,843
Norwood Financial	27	719
OceanFirst Financial	220	3,951
OFG Bancorp	190	8,115
Old National Bancorp	1,297	30,933
Old Republic International	985	36,031
Old Second Bancorp	167	3,138
OneMain Holdings, Cl A	492	27,326
Onity Group *	21	759
Open Lending, Cl A *	394	2,384
OppFi	72	987
Orange County Bancorp	32	828
Orchid Island Capital, Cl A ‡	305	2,547
Origin Bancorp	114	4,323
Orrstown Financial Services	71	2,580
Oscar Health, Cl A *	765	12,699
P10, Cl A	173	2,363
Pacific Premier Bancorp	390	10,101
Palomar Holdings *	106	11,434
Park National	60	10,183
Parke Bancorp	40	810
Pathward Financial	98	7,814
Paymentus Holdings, Cl A *	69	2,205
Payoneer Global *	1,151	12,201
PayPal Holdings *	3,947	349,625
Paysafe *	132	2,561
PCB Bancorp	42	810
Peapack-Gladstone Financial	61	1,931
PennyMac Financial Services	112	11,725
PennyMac Mortgage Investment Trust ‡	333	4,529
Peoples Bancorp	131	4,277
Peoples Financial Services	39	2,007
Perella Weinberg Partners, Cl A	180	4,648
Pinnacle Financial Partners	309	38,554
Pioneer Bancorp *	44	510
Piper Sandler	71	22,517
PJT Partners	91	15,012
PNC Financial Services Group	1,562	313,884
Ponce Financial Group *	75	995
Popular	292	30,058
PRA Group *	147	3,250
Preferred Bank	48	4,385
Premier Financial	137	3,813
Primerica	139	40,334
Primis Financial	93	1,031
Principal Financial Group	898	74,040
Priority Technology Holdings *	69	655

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
ProAssurance *	197	$2,947
PROG Holdings	166	7,096
Progressive	2,311	569,523
Prosperity Bancshares	377	30,160
Provident Financial Services	521	9,675
Prudential Financial	1,409	170,151
QCR Holdings	63	4,899
Radian Group	614	20,888
Raymond James Financial	733	123,496
RBB Bancorp	62	1,166
Ready Capital ‡	613	4,076
Red River Bancshares	17	949
Redwood Trust ‡	515	3,373
Regional Management	32	1,145
Regions Financial	3,602	88,753
Reinsurance Group of America, Cl A	259	59,016
Remitly Global *	606	14,241
RenaissanceRe Holdings	212	49,307
Renasant	261	10,148
Repay Holdings, Cl A *	297	2,219
Republic Bancorp, Cl A	32	2,094
Rithm Capital ‡	2,127	24,482
RLI	366	26,846
Robinhood Markets, Cl A *	2,890	150,135
Rocket, Cl A *	539	6,791
Root, Cl A *	33	3,217
Ryan Specialty Holdings, Cl A	402	26,765
S&P Global	1,257	655,412
S&T Bancorp	144	5,679
Safety Insurance Group	55	4,346
Sandy Spring Bancorp	180	6,089
Seacoast Banking Corp of Florida	344	9,787
SEI Investments	487	42,164
Selective Insurance Group	247	20,780
Selectquote *	545	2,349
ServisFirst Bancshares	207	18,769
Shift4 Payments, Cl A *	264	31,640
Shore Bancshares	119	1,946
Sierra Bancorp	51	1,537
Silvercrest Asset Management Group, Cl A	31	574
Simmons First National, Cl A	502	11,405
SiriusPoint *	379	5,518
Skyward Specialty Insurance Group *	144	6,376
SLM	1,662	46,386
SmartFinancial	55	1,939
SoFi Technologies *	3,867	61,021
South Plains Financial	46	1,653
Southern First Bancshares *	30	1,104
Southern Missouri Bancorp	37	2,190
Southern States Bancshares	28	921
Southside Bancshares	111	3,489
SouthState	398	42,067
Starwood Property Trust ‡	1,289	24,942

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
State Street	1,115	$113,306
Stellar Bancorp	176	4,998
StepStone Group, Cl A	226	14,482
Stewart Information Services	112	7,301
Stifel Financial	400	46,340
Stock Yards Bancorp	113	8,329
StoneX Group *	114	12,485
Synchrony Financial	1,529	105,470
Synovus Financial	562	31,708
T Rowe Price Group	860	100,551
Texas Capital Bancshares *	189	14,922
TFS Financial	203	2,785
Third Coast Bancshares *	42	1,514
Timberland Bancorp	28	841
Tiptree	90	1,804
Toast, Cl A *	1,714	70,137
Tompkins Financial	44	3,083
Towne Bank	269	9,622
TPG, Cl A	328	22,058
TPG RE Finance Trust ‡	252	2,119
Tradeweb Markets, Cl A	460	58,374
Travelers	885	216,984
TriCo Bancshares	104	4,562
Triumph Financial *	91	7,012
Truist Financial	5,248	249,910
Trupanion *	134	6,357
TrustCo Bank NY	71	2,283
Trustmark	231	8,663
Two Harbors Investment ‡	399	5,087
UMB Financial	168	19,807
United Bankshares	546	21,021
United Community Banks	489	16,220
United Fire Group	67	1,662
Unity Bancorp	28	1,354
Universal Insurance Holdings	100	1,934
Univest Financial	110	3,343
Unum Group	711	54,214
Upstart Holdings *	318	20,589
US Bancorp	6,077	290,359
USCB Financial Holdings	28	531
UWM Holdings	512	3,087
Valley National Bancorp	1,771	18,206
Velocity Financial *	33	612
Veritex Holdings	204	5,467
Victory Capital Holdings, Cl A	185	12,243
Virtu Financial, Cl A	331	13,260
Virtus Investment Partners	26	5,187
Visa, Cl A	6,536	2,234,005
Voya Financial	403	28,609
WaFd	330	9,794
Walker & Dunlop	132	12,681
Washington Trust Bancorp	63	2,065
Waterstone Financial	62	852
Webster Financial	702	42,288
Wells Fargo	13,184	1,038,899
WesBanco	232	8,129

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
West Bancorporation	56	$1,228
Westamerica Bancorporation	99	5,124
Western Alliance Bancorp	428	37,608
Western Union	1,384	14,283
WEX *	163	29,974
White Mountains Insurance Group	11	21,257
Willis Towers Watson PLC	400	131,826
Wintrust Financial	270	35,319
WisdomTree	539	5,277
World Acceptance *	12	1,694
WR Berkley	1,132	66,596
WSFS Financial	241	13,496
Zions Bancorp	600	34,716
		31,721,290
HEALTH CARE — 4.0%
23andMe Holding, Cl A *	64	198
89bio *	349	3,350
Absci *	320	1,187
Acadia Healthcare *	373	16,826
ACADIA Pharmaceuticals *	509	9,498
Accolade *	286	1,971
Accuray *	334	745
ACELYRIN *	292	575
Aclaris Therapeutics *	257	637
Acrivon Therapeutics *	62	376
Actinium Pharmaceuticals *	118	137
Acumen Pharmaceuticals *	136	204
AdaptHealth, Cl A *	375	4,058
Adaptive Biotechnologies *	579	4,487
ADC Therapeutics *	326	548
Addus HomeCare *	73	9,137
ADMA Biologics *	928	14,987
Agenus *	79	300
Agilon Health *	1,172	3,914
Agios Pharmaceuticals *	232	7,978
AirSculpt Technologies *	41	196
Akebia Therapeutics *	726	1,626
Akero Therapeutics *	264	14,277
Akoya Biosciences *	109	318
Aldeyra Therapeutics *	224	1,174
Alector *	301	500
Align Technology *	275	60,255
Alignment Healthcare *	397	6,110
Alkermes PLC *	657	20,715
Allakos *	292	70
Allovir *	10	97
Alnylam Pharmaceuticals *	506	137,283
Alphatec Holdings *	393	4,633
Altimmune *	276	1,833
Alvotech *	291	3,702
Amedisys *	132	12,210
American Well, Cl A *	48	517
AMN Healthcare Services *	147	4,045
Amylyx Pharmaceuticals *	213	777

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
AN2 Therapeutics *	85	$97
AnaptysBio *	85	1,524
Anavex Life Sciences *	494	4,579
AngioDynamics *	151	1,723
Anika Therapeutics *	56	955
Annexon *	371	1,425
Apellis Pharmaceuticals *	430	12,474
Apogee Therapeutics *	155	6,411
Applied Therapeutics *	375	220
Aquestive Therapeutics *	302	912
Arbutus Biopharma *	570	1,898
Arcellx *	173	11,786
Arcturus Therapeutics Holdings *	92	1,561
Arcus Biosciences *	201	2,593
Arcutis Biotherapeutics *	433	5,733
Ardelyx *	877	4,701
ArriVent Biopharma *	93	2,654
Arrowhead Pharmaceuticals *	489	9,721
ARS Pharmaceuticals *	224	2,916
Artivion *	154	4,768
Arvinas *	238	4,191
Astrana Health *	179	6,600
Astria Therapeutics *	219	1,721
Atea Pharmaceuticals *	298	912
AtriCure *	195	7,775
Aura Biosciences *	122	958
Avadel Pharmaceuticals *	356	2,812
Avanos Medical *	175	3,014
Avantor *	2,734	60,914

Aveanna Healthcare Holdings *	204	938
Avidity Biosciences *	456	15,016
Avita Medical *	100	910
Axogen *	162	2,950
Axsome Therapeutics *	163	17,353
Baxter International	2,025	65,934
Beam Therapeutics *	304	7,880
BioCryst Pharmaceuticals *	843	6,660
Biohaven *	315	12,049
BioMarin Pharmaceutical *	779	49,357
Biomea Fusion *	93	389
Biote, Cl A *	99	504
Bioventus, Cl A *	131	1,399
Black Diamond Therapeutics *	163	427
Blueprint Medicines *	258	29,033
Boston Scientific *	5,824	596,145
BrightSpring Health Services *	216	5,098
Bruker	426	24,772
Butterfly Network *	531	2,119
C4 Therapeutics *	260	902
Cabaletta Bio *	183	437
Cardinal Health	951	117,601
CareDx *	195	4,544
Cargo Therapeutics *	143	515
Caribou Biosciences *	325	465
Cartesian Therapeutics *	33	637
Cassava Sciences *	160	381

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Castle Biosciences *	103	$2,912
Catalyst Pharmaceuticals *	461	10,400
Celcuity *	118	1,410
Celldex Therapeutics *	274	6,710
Cencora, Cl A	694	176,422
Century Therapeutics *	181	149
Certara *	483	6,873
Cerus *	684	1,279
CG oncology *	221	6,645
Chemed	61	34,282
Cibus, Cl A *	64	159
ClearPoint Neuro *	102	1,781
Clover Health Investments, Cl A *	1,531	6,721
Codexis *	271	1,135
Cogent Biosciences *	400	3,724
Coherus Biosciences *	447	527
Collegium Pharmaceutical *	118	3,790
Compass Therapeutics *	326	1,050
Concentra Group Holdings Parent	342	7,972
CONMED	126	9,044
Corbus Pharmaceuticals Holdings *	45	441
CorVel *	115	13,323
Crinetics Pharmaceuticals *	357	14,387
Cross Country Healthcare *	125	2,278
CryoPort *	186	1,402
CVRx *	69	1,103
Cytek Biosciences *	420	2,163
Cytokinetics *	482	23,840
DaVita *	175	30,835
Day One Biopharmaceuticals *	292	3,612
Definitive Healthcare, Cl A *	178	865
Denali Therapeutics *	452	10,532
DENTSPLY SIRONA	829	16,381
Design Therapeutics *	98	475
Dexcom *	1,538	133,545
Dianthus Therapeutics *	97	2,149
Disc Medicine, Cl A *	71	3,962
DocGo *	330	1,614
Doximity, Cl A *	452	26,713
Dyne Therapeutics *	334	4,749
Edgewise Therapeutics *	322	9,022
Editas Medicine, Cl A *	317	415
Edwards Lifesciences *	2,367	171,489
Elanco Animal Health *	2,029	24,409
Eliem Therapeutics *	103	196
Embecta	222	3,980
Enanta Pharmaceuticals *	76	388
Encompass Health	409	40,601
Enhabit *	191	1,604
Enliven Therapeutics *	141	3,082
Enovis *	226	10,617
Entrada Therapeutics *	118	1,586
Envista Holdings *	704	14,446
Erasca *	855	1,616
Esperion Therapeutics *	759	1,359

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Evolent Health, Cl A *	439	$4,588
Evolus *	210	2,934
Exact Sciences *	742	41,589
Exelixis *	1,151	38,156
EyePoint Pharmaceuticals *	250	1,913
Fate Therapeutics *	371	482
FibroGen *	370	179
Foghorn Therapeutics *	125	524
Fortrea Holdings *	370	6,220
Fulcrum Therapeutics *	240	950
Fulgent Genetics *	76	1,265
Genelux *	113	446
Geron *	2,375	6,816
Gilead Sciences	4,908	477,057
Glaukos *	218	34,104
Globus Medical, Cl A *	467	43,300
GoodRx Holdings, Cl A *	316	1,507
Gossamer Bio *	856	851
GRAIL *	98	2,967
Guardant Health *	489	22,973
Haemonetics *	210	14,501
Harmony Biosciences Holdings *	128	4,963
Harrow *	119	3,656
Health Catalyst *	221	1,244
HealthEquity *	354	39,089
HealthStream	93	3,036
Henry Schein *	517	41,360
Heron Therapeutics *	584	993
HilleVax *	111	219
Hims & Hers Health *	677	25,239
Hologic *	908	65,503
Humacyte *	352	1,612
ICON PLC *	325	64,701
ICU Medical *	95	15,614
Ideaya Biosciences *	330	8,036
IDEXX Laboratories *	323	136,322
IGM Biosciences *	55	83
Immunome *	190	2,096
Immunovant *	245	5,326
Inari Medical *	210	16,731
Incyte *	658	48,797
InfuSystem Holdings *	70	566
Inhibrx Biosciences *	41	557
Inmode *	298	5,129
Innoviva *	213	3,970
Inogen *	91	1,064
Inovio Pharmaceuticals *	100	209
Inozyme Pharma *	204	294
Insmed *	701	53,683
Inspire Medical Systems *	121	23,414
Insulet *	275	76,555
Integer Holdings *	137	19,484
Integra LifeSciences Holdings *	275	7,178
Intellia Therapeutics *	374	3,860
Intra-Cellular Therapies *	410	52,103
Intuitive Surgical *	1,403	802,348

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Invivyd *	293	$105
Ionis Pharmaceuticals *	576	18,374
Iovance Biotherapeutics *	1,134	6,634
IQVIA Holdings *	702	141,355
iRadimed	31	1,836
iRhythm Technologies *	127	13,824
Ironwood Pharmaceuticals, Cl A *	542	1,268
Janux Therapeutics *	122	5,305
Jazz Pharmaceuticals PLC *	247	30,719
Joint *	42	464
KalVista Pharmaceuticals *	152	1,354
Karyopharm Therapeutics *	446	277
Keros Therapeutics *	118	1,345
Kiniksa Pharmaceuticals International, Cl A *	144	2,822
Kodiak Sciences *	120	768
Krystal Biotech *	105	16,773
Kura Oncology *	295	2,333
Kymera Therapeutics *	196	7,760
Kyverna Therapeutics *	118	382
Labcorp Holdings	328	81,934
Lantheus Holdings *	281	25,995
Larimar Therapeutics *	167	641
LeMaitre Vascular	85	8,239
Lexeo Therapeutics *	61	331
Lexicon Pharmaceuticals *	686	519
Lifecore Biomedical *	70	416
LifeStance Health Group *	389	3,100
Ligand Pharmaceuticals *	73	8,508
Liquidia *	246	3,501
LivaNova PLC *	191	9,540
MacroGenics *	242	726
Madrigal Pharmaceuticals *	76	25,445
MannKind *	1,102	6,381
Marinus Pharmaceuticals *	209	113
Masimo *	202	35,194
McKesson	504	299,754
Medpace Holdings *	106	37,010
Medtronic PLC	5,073	460,730
Merit Medical Systems *	235	25,587
Mersana Therapeutics *	456	278
Merus *	276	11,299
MiMedx Group *	439	3,819
Mind Medicine MindMed *	288	1,956
Mineralys Therapeutics *	97	999
Mirati Therapeutics *	201	—
Mirum Pharmaceuticals *	169	8,261
ModivCare *	43	172
Monte Rosa Therapeutics *	172	1,146
MoonLake Immunotherapeutics, Cl A *	101	4,645
Multiplan *	32	584
Myriad Genetics *	337	4,270
National Research	74	1,234
Nautilus Biotechnology, Cl A *	189	323
Neogen *	894	10,245

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
NeoGenomics *	523	$7,479
Neumora Therapeutics *	277	535
Neurocrine Biosciences *	403	61,183
NeuroPace *	90	1,238
Nevro *	138	700
Newamsterdam Pharma *	291	6,486
Nkarta *	180	421
Novavax *	600	5,214
Novocure *	436	10,691
Nurix Therapeutics *	273	5,381
Nuvalent, Cl A *	186	15,961
Nuvation Bio *	1,027	2,372
Ocular Therapeutix *	587	4,520
Olema Pharmaceuticals *	200	1,222
Omega Therapeutics *	97	48
Omeros *	217	1,871
OmniAb *	372	1,198
Omnicell *	185	8,323
OPKO Health *	1,106	1,681
OptimizeRx *	64	355
Option Care Health *	698	21,582
OraSure Technologies *	281	1,130
Orchestra BioMed Holdings *	96	503
Organogenesis Holdings, Cl A *	173	637
ORIC Pharmaceuticals *	227	2,365
Orthofix Medical *	140	2,566
OrthoPediatrics *	64	1,536
Outlook Therapeutics *	55	113
Outset Medical *	191	153
Ovid therapeutics *	228	151
Owens & Minor *	292	4,158
P3 Health Partners *	227	41
Pacific Biosciences of California *	1,027	1,582
Pacira BioSciences *	174	4,581
Paragon 28 *	193	2,513
Patterson	322	9,966
PDL BioPharma *,(A)	64	—
PDS Biotechnology *	141	231
Penumbra *	154	41,113
PepGen *	58	75
Perspective Therapeutics *	199	706
Pharvaris *	171	3,010
Phathom Pharmaceuticals *	201	1,204
Phibro Animal Health, Cl A	79	1,723
Phreesia *	225	6,403
Pliant Therapeutics *	208	2,236
PMV Pharmaceuticals *	194	275
Praxis Precision Medicines *	67	5,129
Precigen *	545	736
Prelude Therapeutics *	59	65
Premier, Cl A	396	8,973
Prestige Consumer Healthcare *	202	15,508
Prime Medicine *	194	543
Privia Health Group *	444	10,145
PROCEPT BioRobotics *	209	15,153
Progyny *	315	7,299

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
ProKidney, Cl A *	349	$576
Protagonist Therapeutics *	237	8,959

Prothena *	139	1,978
PTC Therapeutics *	313	14,360
Pulmonx *	141	801
Pulse Biosciences *	67	1,402
Puma Biotechnology *	160	462
Quanterix *	139	1,277
Quantum-Si *	365	723
Quest Diagnostics	439	71,601
RadNet *	273	17,873
RAPT Therapeutics *	135	154
Recursion Pharmaceuticals, Cl A *	1,050	7,602
Renovaro *	369	277
Replimune Group, Cl Rights *	222	3,104
ResMed	577	136,276
Revance Therapeutics *	376	1,365
REVOLUTION Medicines *	639	27,445
Rhythm Pharmaceuticals *	251	14,917
Rigel Pharmaceuticals *	67	1,451
Roivant Sciences, Cl A *	1,926	21,436
Royalty Pharma PLC, Cl A	1,593	50,307
RxSight *	136	4,606
Sage Therapeutics *	211	1,530
Sagimet Biosciences, Cl A *	94	414
Sanara Medtech *	14	509
Savara *	604	1,631
Scholar Rock Holding *	333	13,447
Schrodinger *	256	6,419
Scilex Holding Co - Restricted *	122	—
scPharmaceuticals *	149	495
Seer, Cl A *	189	452
Select Medical Holdings	424	8,340
Semler Scientific *	21	1,091
Senseonics Holdings *	1,960	1,883
Sera Prognostics, Cl A *	91	589
Seres Therapeutics *	471	398
SI-BONE *	155	2,598
SIGA Technologies	158	945
Sight Sciences *	114	319
Simulations Plus	64	2,196
Soleno Therapeutics *	128	6,429
Solventum *	572	42,362
Sotera Health *	629	8,624
SpringWorks Therapeutics *	275	10,313
Spyre Therapeutics *	176	4,046
STAAR Surgical *	190	4,596
STERIS PLC	389	85,833
Stoke Therapeutics *	196	2,250
Stryker	1,362	532,937
Summit Therapeutics *	477	10,256
Supernus Pharmaceuticals *	218	8,365
Surmodics *	53	1,804
Sutro Biopharma *	307	589
Syndax Pharmaceuticals *	320	4,534
Tactile Systems Technology *	91	1,593

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Tandem Diabetes Care *	269	$9,969
Tango Therapeutics *	290	864
Tarsus Pharmaceuticals *	143	7,688
Tela Bio *	144	380
Teladoc Health *	704	7,153
Teleflex	194	34,967
Terns Pharmaceuticals *	261	1,164
TG Therapeutics *	579	18,354
Theravance Biopharma *	142	1,332
Third Harmonic Bio *	56	295
Tourmaline Bio *	84	1,349
TransMedics Group *	133	8,984
Travere Therapeutics *	311	6,363
Treace Medical Concepts *	178	1,789
TruBridge *	56	1,390
Tyra Biosciences *	91	1,316
UFP Technologies *	31	8,514
United Therapeutics *	175	61,455
UroGen Pharma *	149	1,640
US Physical Therapy	58	5,145
Vanda Pharmaceuticals *	217	957
Varex Imaging *	158	2,171
Vaxcyte *	481	42,482
Veeva Systems, Cl A *	594	138,556
Ventyx Biosciences *	221	444
Vera Therapeutics, Cl A *	197	7,344
Veracyte *	312	14,190
Verastem *	154	936
Vericel *	202	11,825
Verrica Pharmaceuticals *	98	63
Verve Therapeutics *	272	2,070
Viemed Healthcare *	113	925
Vigil Neuroscience *	94	224
Viking Therapeutics *	433	14,181
Vir Biotechnology *	413	4,295
Viridian Therapeutics *	273	5,291
Vor BioPharma *	172	244
WaVe Life Sciences *	415	4,802
West Pharmaceutical Services	285	97,342
X4 Pharmaceuticals *	615	431
Xencor *	270	4,936
Xeris Biopharma Holdings *	522	1,858
XOMA Royalty *	31	825
Y-mAbs Therapeutics *	133	794
Zentalis Pharmaceuticals *	203	353
Zevra Therapeutics *	192	1,505
Zimmer Biomet Holdings	787	86,161
Zimvie *	106	1,467
Zoetis, Cl A	1,646	281,301
Zomedica *	3,727	458
Zymeworks *	261	3,811
Zynex *	66	517
		8,301,119
INDUSTRIALS — 9.0%
374Water *	251	129

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
3M	2,158	$328,448
AAON	277	32,179
AAR *	141	9,554
ABM Industries	255	13,607
ACCO Brands	359	1,888
Acuity Brands	127	42,214
ACV Auctions, Cl A *	571	12,082
Ads-Tec Energy *	91	1,472
Advanced Drainage Systems	316	38,208
AECOM	534	56,305
AerCap Holdings	729	69,692
AeroVironment *	115	20,717
AerSale *	85	575
AGCO	257	26,838
Air Lease, Cl A	415	19,173
Air Transport Services Group *	247	5,488
Alamo Group	42	7,794
Alaska Air Group *	131	9,596
Albany International, Cl A	128	10,336
Alight, Cl A	1,674	11,467
Allegiant Travel, Cl A	18	1,844
Allegion PLC	358	47,517
Allient	58	1,462
Allison Transmission Holdings	356	41,844
Alta Equipment Group	103	752
Ameresco, Cl A *	125	2,829
American Airlines Group *	680	11,506
American Superconductor *	149	3,914
American Woodmark *	59	4,594
AMETEK	913	168,503
AO Smith	488	32,842
API Group *	1,007	38,417
Apogee Enterprises	84	4,286
Applied Industrial Technologies	157	40,825
ArcBest	95	9,083
Archer Aviation, Cl A *	912	8,618
Arcosa	198	20,057
Argan	53	7,250
Armstrong World Industries	178	26,880
Array Technologies *	567	4,156
Astec Industries	87	3,037
Astronics *	111	1,965
Asure Software *	92	1,087
Atkore	146	11,890
Atmus Filtration Technologies	343	14,344
Automatic Data Processing	1,607	486,937
Avis Budget Group *	70	6,279
Axon Enterprise *	283	184,567
AZEK, Cl A *	586	30,021
AZZ	120	10,295
Babcock & Wilcox Enterprises *	220	299
Barrett Business Services	98	4,246
Beacon Roofing Supply *	254	30,058
BlackSky Technology, Cl A *	92	1,379
Blade Air Mobility *	217	835
Blink Charging *	365	445

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Bloom Energy, Cl A *	813	$19,171
Blue Bird *	123	4,381
BlueLinx Holdings *	32	3,449
Boise Cascade	159	20,059
Booz Allen Hamilton Holding, Cl A	497	64,113
Bowman Consulting Group, Cl A *	58	1,475
Brady, Cl A	176	13,110
BrightView Holdings *	229	3,609
Brink's	178	16,613
Broadridge Financial Solutions	453	107,914
Builders FirstSource *	451	75,443
Cadre Holdings	91	3,508
Carlisle	178	69,324
Carrier Global	3,335	218,042
Casella Waste Systems, Cl A *	255	27,423
Caterpillar	1,887	700,907
CBIZ *	197	16,905
CECO Environmental *	109	3,087
CH Robinson Worldwide	469	46,661
ChargePoint Holdings *	1,571	1,512
Chart Industries *	176	37,240
China Yuchai International	32	350
Cimpress *	60	3,989
Cintas	1,338	268,363
Civeo	48	1,130
Clarivate PLC *	1,860	10,081
Clean Harbors *	203	47,299
CNH Industrial	3,332	42,916
Columbus McKinnon	109	3,970
Comfort Systems USA	140	61,145
Commercial Vehicle Group *	122	255
CompX International	6	147
Concentrix	227	11,868
Concrete Pumping Holdings	93	787
Conduent *	594	2,352
Construction Partners, Cl A *	175	14,070
Copa Holdings, Cl A	30	2,797
Copart *	3,487	202,002
Core & Main, Cl A *	797	44,983
CoreCivic *	443	9,064
Costamare	147	1,714
Covenant Logistics Group, Cl A	60	1,663
CRA International	24	4,406
Crane	199	33,894
CSG Systems International	116	6,820
CSW Industrials	69	22,757
CSX	7,619	250,437
Cummins	540	192,375
Curtiss-Wright	158	54,817
Custom Truck One Source *	293	1,491
Dayforce *	634	44,849
Deere	1,003	477,990
Delta Air Lines	667	44,869
Deluxe	167	3,873
Desktop Metal, Cl A *	79	179

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Distribution Solutions Group *	37	$1,193
DNOW *	431	6,413
Donaldson	491	34,954
Douglas Dynamics	88	2,275
Dover	540	109,987
Driven Brands Holdings *	225	3,715
Dun & Bradstreet Holdings	1,329	16,347
DXP Enterprises *	50	5,064
Dycom Industries *	115	21,753
Eaton PLC	1,572	513,164
EMCOR Group	183	81,995
Emerson Electric	2,257	293,297
Energy Recovery *	219	3,140
Energy Vault Holdings *	375	652
Enerpac Tool Group, Cl A	220	9,942
EnerSys	163	15,822
Ennis	98	2,034
Enovix *	606	7,308
Enpro	86	15,970
Enviri *	306	2,931
Eos Energy Enterprises *	813	4,667
Equifax	489	134,367
Esab	234	28,979
ESCO Technologies	105	13,938
ESS Tech *	21	116
Eve Holding *	144	739
EVI Industries	24	416
ExlService Holdings *	638	32,066
Expeditors International of Washington	558	63,378
Exponent	208	19,067

Fastenal	2,265	165,889
Federal Signal	247	24,283
FedEx	889	235,469
Ferguson Enterprises	793	143,628
First Advantage *	235	4,437
FiscalNote Holdings *	307	384
Fiverr International *	113	3,488
Flowserve	541	33,877
Fluence Energy, Cl A *	241	3,135
Forrester Research *	44	671
Fortive	1,368	111,259
Fortune Brands Innovations	509	36,480
Forward Air *	94	3,031
Franklin Covey *	43	1,630
Franklin Electric	162	16,198
Frontier Group Holdings *	220	1,855
FTAI Aviation	401	40,313
FTAI Infrastructure	367	2,576
FTI Consulting *	146	28,521
FuelCell Energy *	72	553
Gates Industrial PLC *	956	19,780
GATX	145	23,993
GE Vernova	1,084	404,202
Genco Shipping & Trading	160	2,314
Gencor Industries *	39	600

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Generac Holdings *	245	$36,586
General Electric	4,148	844,408
Genpact	728	35,446
GEO Group *	551	17,362
Gibraltar Industries *	124	7,610
Global Industrial	45	1,112
GMS *	161	13,579
Gorman-Rupp	81	3,109
Grab Holdings, Cl A *	11,805	54,067
Graco	666	56,057
GrafTech International *	786	1,179
Graham *	40	1,817
Granite Construction	179	15,777
Great Lakes Dredge & Dock *	253	2,780
Greenbrier	125	8,283
Griffon	187	14,169
GXO Logistics *	485	22,043
H&E Equipment Services	132	11,707
Hayward Holdings *	760	11,446
Healthcare Services Group *	284	3,150
Heartland Express	172	1,968
HEICO	174	41,576
HEICO, Cl A	307	58,431
Heidrick & Struggles International	75	3,487
Helios Technologies	137	6,112
Herc Holdings	115	23,455
Hertz Global Holdings *	428	1,768
Hexcel	333	21,712
Hillenbrand	287	9,755
Hillman Solutions *	799	7,990
HireQuest	21	273
HNI	186	9,272
Howmet Aerospace	1,587	200,882
Hub Group, Cl A	248	11,063
Hubbell, Cl B	213	90,101
Hudson Technologies *	154	893
Huron Consulting Group *	72	9,128
Hyliion Holdings *	476	1,119
Hyster-Yale	39	2,083
IBEX Holdings *	37	814
ICF International	76	8,870
IDEX	301	67,517
IES Holdings *	36	7,966
Illinois Tool Works	1,112	288,186
Ingersoll Rand	1,594	149,517
Innodata *	105	3,893
Insperity	146	10,951
Insteel Industries	72	2,066
Interface, Cl A	220	5,447
ITT	335	50,592
Janus International Group *	524	4,344
JB Hunt Transport Services	327	55,989
JELD-WEN Holding *	326	2,908
JetBlue Airways *	337	2,217
Joby Aviation *	1,853	15,306

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
John Bean Technologies	130	$17,290
Johnson Controls International PLC	2,634	205,452
Kadant	48	17,899
Karat Packaging	27	835
KBR	544	29,604
Kelly Services, Cl A	120	1,690
Kennametal	318	7,616
Kforce	70	3,901
Kirby *	237	25,869
Knight-Swift Transportation Holdings, Cl A	613	34,996
Korn Ferry	212	14,995
L B Foster, Cl A *	34	946
Landstar System	144	23,711
LanzaTech Global *	532	501
Legalzoom.com *	656	5,897
Lennox International	127	75,237
Leonardo DRS *	307	10,791
Limbach Holdings *	39	3,607
Lincoln Electric Holdings	233	46,316
Lindsay	44	5,904
Liquidity Services *	87	3,015
LSI Industries	108	2,276
Lyft, Cl A *	1,428	19,335
Manitowoc *	132	1,319
ManpowerGroup	194	11,683
Marten Transport	224	3,450
Masco	857	67,943
MasTec *	254	36,853
Masterbrand *	515	8,920
Matrix Service *	102	1,383
Matson	136	19,292
Matthews International, Cl A	114	3,191
Maximus	247	18,597
Mayville Engineering *	42	666
McGrath RentCorp	100	12,267
Mercury Systems *	207	8,630
Microvast Holdings *	629	950
Middleby *	219	37,480
Miller Industries	44	2,903
MillerKnoll	283	6,350
Mistras Group *	78	774
Montrose Environmental Group *	121	2,519
MRC Global *	323	4,742
MSA Safety	154	25,368
MSC Industrial Direct, Cl A	181	14,554
Mueller Industries	459	36,146
Mueller Water Products, Cl A	633	14,559
MYR Group *	65	9,202
National Presto Industries	21	2,020
Net Power *	37	318
Net Power *	73	627
NEXTracker, Cl A *	562	28,336
Nikola *	185	146
NL Industries	32	246

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
NN *	176	$535
Nordson	212	46,687
Norfolk Southern	892	227,728
Northwest Pipe *	37	1,789
NuScale Power *	313	7,462
NV5 Global *	223	4,201
nVent Electric PLC	682	44,391
Old Dominion Freight Line	767	142,363
Omega Flex	24	945
OPENLANE *	441	8,957
Orion Group Holdings *	137	1,080
Oshkosh	267	31,079
Otis Worldwide	1,583	151,050
Owens Corning	343	63,301
PACCAR	2,037	225,863
PAM Transportation Services *	21	336
Pangaea Logistics Solutions	115	604
Park Aerospace	72	1,043
Parker-Hannifin	507	358,474
Park-Ohio Holdings	33	821
Parsons *	202	16,013
Paychex	1,273	187,984
Paycom Software	209	43,380
Paycor HCM *	328	7,259
Paylocity Holding *	176	36,171
Pentair PLC	650	67,392
Pitney Bowes	710	6,326
Planet Labs PBC *	787	4,801
Plug Power *	3,628	6,748
Powell Industries	39	9,351
Preformed Line Products	13	1,956
Primoris Services	209	16,045
Proto Labs *	97	4,048
Quad	115	773
Quanex Building Products	183	3,843
Quanta Services	576	177,183
Radiant Logistics *	173	1,214
RBC Bearings *	119	41,501
Redwire *	91	2,177
Regal Rexnord	273	43,333
Republic Services, Cl A	805	174,580
Resideo Technologies *	589	13,264
Resources Connection	124	1,042
REV Group	204	7,079
Robert Half	414	26,823
Rocket Lab USA *	1,568	45,550
Rockwell Automation	448	124,737
Rollins	1,214	60,093
Rush Enterprises, Cl A	253	15,370
Rush Enterprises, Cl B	28	1,605
RXO *	654	16,775
Ryder System	162	25,824
Safe Bulkers	218	774
Saia *	110	52,812
Schneider National, Cl B	151	4,492

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Science Applications International	202	$21,873
Sensata Technologies Holding PLC	618	16,785
SES AI *	674	795
Shoals Technologies Group, Cl A *	655	3,131
Shyft Group	121	1,453
Simpson Manufacturing	174	29,232
SiteOne Landscape Supply *	183	26,041
Skillsoft *	16	480
SkyWest *	39	4,716
SKYX Platforms *	244	403
Snap-on	204	72,451
Southwest Airlines	621	19,071
Spirit AeroSystems Holdings, Cl A *	478	16,257
SPX Technologies *	186	27,625
SS&C Technologies Holdings	850	68,807
Standex International	48	8,770
Stanley Black & Decker	635	55,924
Steelcase, Cl A	337	3,869
Stem *	586	356
Sterling Infrastructure *	123	17,518
Stratasys *	219	2,039
Sun Country Airlines Holdings *	52	882
Sunrun *	894	8,091
Symbotic, Cl A *	199	5,841
Tecnoglass	92	6,992
Tennant	77	6,585
Terex	266	12,792
Tetra Tech	1,098	40,406
Thermon Group Holdings *	129	3,571
Timken	264	21,191
Titan International *	187	1,651
Titan Machinery *	81	1,516
Toro	420	34,973
TPI Composites *	165	269
Trane Technologies PLC	887	321,759
Transcat *	35	2,696
TransDigm Group	215	290,968
TransUnion	768	76,224
Trex *	439	31,972
TriNet Group	124	11,580
Trinity Industries	336	12,711
Triumph Group *	312	5,847
TrueBlue *	110	896
TTEC Holdings	101	382
Tutor Perini *	168	4,047
Uber Technologies *	7,989	534,065
UFP Industries	244	28,219
U-Haul Holding *	35	2,550
U-Haul Holding, Cl B	413	26,738
UL Solutions, Cl A	253	13,639
UniFirst	61	13,073
Union Pacific	2,393	592,961
United Airlines Holdings *	340	35,986

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
United Parcel Service, Cl B	2,898	$331,039
United Rentals	258	195,579
Universal Logistics Holdings	26	1,150
Upwork *	512	8,069
V2X *	55	2,867
Valmont Industries	82	27,204
Veralto	940	97,187
Verisk Analytics, Cl A	557	160,104

Verra Mobility, Cl A *	651	17,180
Vertiv Holdings, Cl A	1,453	170,030
Vestis	539	7,535
Viad *	80	3,160
Vicor *	90	4,603
Virgin Galactic Holdings *	102	486
VSE	76	7,779
Wabash National	164	2,558
Waste Management	1,585	349,112
Watsco	137	65,567
Watts Water Technologies, Cl A	112	23,159
Werner Enterprises	244	8,808
WESCO International	199	36,815
Westinghouse Air Brake Technologies	672	139,722
Willdan Group *	51	1,803
Willis Lease Finance	9	1,745
WillScot Holdings, Cl A *	742	27,499
Woodward	245	45,386
Worthington Enterprises	122	5,112
WW Grainger	175	185,967
Xometry, Cl A *	181	6,011
XPO *	448	59,884
Xylem	958	118,830
Zurn Elkay Water Solutions	573	22,599
		18,589,228
INFORMATION TECHNOLOGY — 32.1%
8x8 *	506	1,417
A10 Networks	281	5,510
Accenture PLC, Cl A	2,478	953,906
ACI Worldwide *	427	22,866
ACM Research, Cl A *	187	3,843
Adeia	412	5,294
Adobe *	1,751	765,975
ADTRAN Holdings *	271	2,810
Advanced Energy Industries	153	17,607
Advanced Micro Devices *	6,401	742,144
Aehr Test Systems *	107	1,212
Aeva Technologies *	87	369
Agilysys *	105	9,473
Akamai Technologies *	600	59,940
Alarm.com Holdings *	193	11,709
Alkami Technology *	207	7,202
Alpha & Omega Semiconductor *	92	3,535
Altair Engineering, Cl A *	240	26,484
Ambarella *	160	12,275
Amdocs	480	42,331

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
American Software, Cl A	128	$1,807
Amkor Technology	490	12,059
Amphenol, Cl A	4,746	335,922
Amplitude, Cl A *	285	3,471
Analog Devices	1,958	414,881
ANSYS *	344	120,572
Appfolio, Cl A *	88	20,584
Appian, Cl A *	150	5,263
Apple	58,107	13,713,252
Applied Digital *	669	4,763
Applied Materials	3,254	586,859
Applied Optoelectronics *	148	4,132
AppLovin, Cl A *	867	320,435
Arista Networks *	3,916	451,241
Arlo Technologies *	355	4,157
Arrow Electronics *	217	25,291
Asana, Cl A *	340	7,256
ASGN *	179	15,790
Aspen Technology *	110	28,990
Astera Labs *	463	46,957
Atlassian, Cl A *	630	193,271
Atomera *	107	937
Aurora Innovation, Cl A *	3,875	26,350
Autodesk *	849	264,328
AvePoint *	586	11,005
Aviat Networks *	44	838
Avnet	358	18,494
Axcelis Technologies *	132	8,976
Badger Meter	121	25,883
Bel Fuse, Cl A	6	496
Bel Fuse, Cl B	39	3,163
Belden	166	19,334
Benchmark Electronics	143	6,100
Bentley Systems, Cl B	646	30,071
BigBear.ai Holdings *	388	1,645
BigCommerce Holdings *	241	1,468
BILL Holdings *	414	40,063
Blackbaud *	205	15,816
BlackLine *	235	15,005
Box, Cl A *	569	18,999
Braze, Cl A *	274	12,599
Brightcove *	161	715
Broadcom	18,102	4,005,430
C3.ai, Cl A *	459	14,390
Cadence Design Systems *	1,077	320,537
Calix *	240	9,523
Cambium Networks *	48	57
CCC Intelligent Solutions Holdings *	1,927	21,409
CDW	524	104,349
Cerence *	146	1,819
CEVA *	89	2,867
Ciena *	589	51,325
Cipher Mining *	860	4,928
Cirrus Logic *	219	21,996
Cisco Systems	14,345	869,307

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Cleanspark *	1,011	$10,555
Clear Secure, Cl A	384	9,089
Clearfield *	46	1,679
Clearwater Analytics Holdings, Cl A *	661	18,614
Climb Global Solutions	16	2,028
Cloudflare, Cl A *	1,125	155,700
Cognex	714	28,489
Cognizant Technology Solutions, Cl A	1,954	161,420
Coherent *	609	55,108
Cohu *	176	4,032
CommScope Holding *	799	4,035
CommVault Systems *	177	28,189
CompoSecure, Cl A	73	1,164
Comtech Telecommunications *	104	208
Confluent, Cl A *	926	27,484
Consensus Cloud Solutions *	69	1,954
CoreCard *	23	532
Corsair Gaming *	174	1,594
Couchbase *	150	2,661
CPI Card Group *	23	662
Crane NXT	200	12,794
Credo Technology Group Holding *	576	40,332
Crowdstrike Holdings, Cl A *	908	361,448
CS Disco *	85	428
CTS	121	6,182
CyberArk Software *	168	62,325
Daily Journal *	5	2,050
Daktronics *	151	2,478
Datadog, Cl A *	1,164	166,114
Dell Technologies, Cl C	1,224	126,806
Diebold Nixdorf *	98	4,242
Digi International *	137	4,281
Digimarc *	73	2,677
Digital Turbine *	381	998
DigitalOcean Holdings *	230	9,540
Diodes *	184	10,852
DocuSign, Cl A *	794	76,804
Dolby Laboratories, Cl A	241	20,179
Domo, Cl B *	120	1,016
DoubleVerify Holdings *	569	11,727
Dropbox, Cl A *	957	30,768
DXC Technology *	733	15,921
Dynatrace *	1,152	66,528
E2open Parent Holdings *	971	2,554
Eastman Kodak *	271	2,003
eGain *	72	439
Elastic *	355	39,966
Enfusion, Cl A *	81	904
Enphase Energy *	540	33,631
Entegris	599	60,822
EPAM Systems *	228	57,903
ePlus *	109	8,709
Evolv Technologies Holdings *	498	1,997

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Expensify, Cl A *	201	$720
Extreme Networks *	531	8,395
F5 *	235	69,856
Fair Isaac *	94	176,115
FARO Technologies *	73	2,316
Fastly, Cl A *	490	5,130
First Solar *	402	67,343
Five9 *	307	12,584
Flex *	1,581	65,849
FormFactor *	317	12,696
Fortinet *	2,498	251,998
Freshworks, Cl A *	865	16,089
Gartner *	298	161,763
Gen Digital	2,130	57,318
Gitlab, Cl A *	485	35,289
GLOBALFOUNDRIES *	356	14,763
Globant *	175	37,331
GoDaddy, Cl A *	554	117,808
Grid Dynamics Holdings *	221	4,992
Guidewire Software *	329	69,508
Hackett Group	97	2,995
Harmonic *	443	4,997
HashiCorp, Cl A *	623	21,307
Hewlett Packard Enterprise	5,083	107,709
HP	3,782	122,915
HubSpot *	196	152,788
I3 Verticals, Cl A *	91	2,265
Ichor Holdings *	128	3,515
Identiv *	85	294
Immersion	112	937
Impinj *	98	12,435
Infinera *	1,000	6,620
Informatica, Cl A *	254	6,523
Information Services Group	153	468
Insight Enterprises *	133	22,976
Intapp *	218	15,541
Intel	16,925	328,853
InterDigital	102	18,664
International Business Machines	3,636	929,725
inTEST *	43	393
Intuit	1,079	649,029
IonQ *	720	28,433
IPG Photonics *	103	7,553
Itron *	184	19,754
Jabil	430	69,836
Jamf Holding *	307	4,639
Juniper Networks	1,345	46,887
Kaltura *	315	794
Keysight Technologies *	681	121,456
Kimball Electronics *	92	1,673
KLA	528	389,791
Klaviyo, Cl A *	280	12,883
Knowles *	355	6,720
Kulicke & Soffa Industries	217	9,624
Kyndryl Holdings *	952	36,138
Lam Research	5,083	411,977

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Lattice Semiconductor *	562	$32,045
Life360 *	307	14,036
Lightwave Logic *	468	842
Littelfuse	101	24,074
LivePerson *	292	420
LiveRamp Holdings *	266	9,044
Lumentum Holdings *	274	23,306
Luna Innovations *	113	90
MACOM Technology Solutions Holdings *	244	32,269
Manhattan Associates *	238	49,644
MARA Holdings *	1,164	21,348
Marvell Technology	3,414	385,304
Matterport *	1,145	5,965
MaxLinear, Cl A *	323	5,769
Meridianlink *	111	2,137
Methode Electronics	132	1,494
Microchip Technology	2,080	112,944
Micron Technology	4,373	398,993
Microsoft	29,334	12,175,370
MicroStrategy, Cl A *	723	242,053
MicroVision *	837	1,331
Mirion Technologies, Cl A *	845	13,385
Mitek Systems *	173	1,765
MKS Instruments	276	31,265
Monday.com *	156	39,852
MongoDB, Cl A *	282	77,076
Monolithic Power Systems	185	117,913
Motorola Solutions	659	309,236
N-Able *	262	2,539
Napco Security Technologies	136	4,991
Navitas Semiconductor, Cl A *	499	1,512
nCino *	423	14,386
NCR Voyix *	587	7,214
NetApp	835	101,954
NETGEAR *	102	2,820
NetScout Systems *	284	6,771
NextNav *	128	1,591
nLight *	178	1,988
Novanta *	147	22,000
Nutanix, Cl A *	995	68,421

NVE	19	1,362
NVIDIA	93,201	11,190,644
NXP Semiconductors	965	201,251
Okta, Cl A *	667	62,845
Olo, Cl A *	411	3,033
ON Semiconductor *	1,678	87,826
ON24 *	136	937
OneSpan	138	2,655
Onto Innovation *	202	41,362
Ooma *	92	1,322
Oracle	6,268	1,065,936
OSI Systems *	65	12,769
Pagaya Technologies, Cl A *	156	1,448
PagerDuty *	351	6,501
Palantir Technologies, Cl A *	8,150	672,293

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Palo Alto Networks *	2,566	$473,222
PAR Technology *	147	10,671
PC Connection	46	3,414
PDF Solutions *	134	3,733
Pegasystems	187	20,250
Photronics *	236	5,426
Plexus *	110	15,588
Power Integrations	230	14,334
Procore Technologies *	439	34,927
Progress Software	175	10,033
PROS Holdings *	167	3,945
PTC *	447	86,486
Pure Storage, Cl A *	1,225	83,043
Q2 Holdings *	235	22,365
Qorvo *	387	32,113
QUALCOMM	4,395	760,027
Qualys *	150	20,911
Rackspace Technology *	244	642
Rambus *	435	26,805
Rapid7 *	253	9,746
Red Violet	43	1,565
Ribbon Communications *	361	1,480
Richardson Electronics	46	607
Rimini Street *	208	599
RingCentral, Cl A *	328	11,421
Riot Platforms *	1,148	13,638
Riskified, Cl A *	328	1,686
Rogers *	76	7,072
Roper Technologies	423	243,500
Rubrik, Cl A *	277	20,296
Salesforce	3,582	1,223,970
Samsara, Cl A *	828	42,642
Sanmina *	218	18,253
ScanSource *	86	3,599
Seagate Technology Holdings PLC	833	80,268
SEMrush Holdings, Cl A *	195	3,401
Semtech *	307	20,557
SentinelOne, Cl A *	1,163	27,854
ServiceNow *	814	828,961
Silicon Laboratories *	130	17,627
SiTime *	74	15,111
SkyWater Technology *	102	1,054
Skyworks Solutions	634	56,274
SMART Global Holdings *	191	3,873
SmartRent, Cl A *	660	970
Snowflake, Cl A *	1,167	211,822
SolarEdge Technologies *	222	2,908
SolarWinds	195	2,902
SoundHound AI, Cl A *	1,310	18,536
SoundThinking *	37	494
Sprinklr, Cl A *	391	3,484
Sprout Social, Cl A *	202	6,599
SPS Commerce *	154	28,441
Super Micro Computer *	1,999	57,011
Synaptics *	166	14,093
Synopsys *	606	318,441

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
TD SYNNEX	270	$38,478
TE Connectivity	1,201	177,712
Teledyne Technologies *	182	93,062
Tenable Holdings *	479	20,640
Teradata *	391	12,477
Teradyne	643	74,453
Terawulf *	1,257	5,996
Texas Instruments	3,592	663,119
Trimble *	955	71,587
TTM Technologies *	409	10,057
Tucows, Cl A *	31	473
Turtle Beach *	59	1,047
Twilio, Cl A *	579	84,870
Tyler Technologies *	168	101,076
UiPath, Cl A *	1,676	23,833
Ultra Clean Holdings *	181	6,673
Unisys *	256	1,705
Unity Software *	1,171	25,996
Universal Display	182	27,285
Varonis Systems, Cl B *	445	20,185
Veeco Instruments *	216	5,482
Verint Systems *	251	6,370
VeriSign *	322	69,230
Vertex, Cl A *	251	14,495
Viant Technology, Cl A *	56	1,239
ViaSat *	446	4,291
Viavi Solutions *	908	10,932
Vishay Intertechnology	510	8,634
Vishay Precision Group *	44	1,025
Vontier	632	24,364
Vuzix *	233	965
Weave Communications *	195	3,182
Western Digital *	1,362	88,707
Wolfspeed *	492	3,016
Workday, Cl A *	828	216,986
Workiva, Cl A *	201	19,742
Xerox Holdings	441	3,766
Xperi *	172	1,551
Yext *	394	2,593
Zebra Technologies, Cl A *	203	79,564
Zeta Global Holdings, Cl A *	740	13,579
Zoom Video Communications, Cl A *	950	82,593
Zscaler *	374	75,769
Zuora, Cl A *	589	5,878
		66,361,370
MATERIALS — 2.6%
AdvanSix	100	3,128
Air Products and Chemicals	877	294,023
Albemarle	483	40,664
Alcoa	1,060	37,439
Alpha Metallurgical Resources *	44	8,060
Alto Ingredients *	257	419
Amcor	5,916	57,504
American Vanguard	102	630

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
AptarGroup	273	$42,902
Arcadium Lithium *	4,273	24,527
Ardagh Metal Packaging	559	1,548
Ashland	201	12,762
Aspen Aerogels *	312	3,647
ATI *	582	33,226
Avery Dennison	318	59,062
Avient	370	15,873
Axalta Coating Systems *	899	32,310
Balchem	133	21,275
Ball	1,195	66,562
Berry Global Group	458	31,107
Cabot	223	19,283
Carpenter Technology	201	38,805
Celanese, Cl A	453	32,181
Century Aluminum *	201	3,674
CF Industries Holdings	714	65,838
Chemours	610	11,584
Clearwater Paper *	63	2,025
Cleveland-Cliffs *	1,897	19,425
Coeur Mining *	1,466	9,676
Commercial Metals	466	22,596
Compass Minerals International	160	1,866
Constellium, Cl A *	596	5,918
Corteva	2,714	177,143
CRH	2,701	267,480
Crown Holdings	495	43,491
Dakota Gold *	287	637
Dow	2,762	107,856
DuPont de Nemours	1,464	112,435
Eagle Materials	137	35,173
Eastman Chemical	485	48,330
Ecolab	991	247,938
Ecovyst *	404	3,135
Element Solutions	925	23,874
Ferroglobe	466	1,813
First Majestic Silver	456	2,602
FMC	513	28,615
Freeport-McMoRan	5,671	203,305
Ginkgo Bioworks Holdings *	155	2,071
Graphic Packaging Holding	1,226	33,629
Greif, Cl A	103	6,306
Greif, Cl B	10	634
Hawkins	78	8,339
HB Fuller	225	14,204
Hecla Mining	2,438	13,848
Huntsman	671	11,293
Ingevity *	148	6,712
Innospec	102	11,562
International Flavors & Fragrances	1,013	88,222
International Paper	1,369	76,157
Intrepid Potash *	44	1,157
Ivanhoe Electric *	291	1,723
Kaiser Aluminum	61	4,270
Knife River *	232	24,031

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Koppers Holdings	77	$2,292
Kronos Worldwide	84	806
Linde PLC	1,883	840,044
Louisiana-Pacific	262	30,646
LSB Industries *	198	1,671
LyondellBasell Industries, Cl A	1,023	77,441
Martin Marietta Materials	240	130,589
Materion	85	8,585
Mativ Holdings	206	1,967
Metallus *	162	2,420
Minerals Technologies	129	9,893
Mosaic	1,303	36,341
MP Materials *	494	10,848
Myers Industries	143	1,722
NewMarket	30	14,941
Newmont	4,492	191,898
Nucor	928	119,183
O-I Glass, Cl I *	626	7,474
Olin	480	14,059
Olympic Steel	38	1,310
Origin Materials *	440	411
Packaging Corp of America	351	74,644
Pactiv Evergreen	151	2,679
Perimeter Solutions *	567	7,088
Piedmont Lithium *	69	569
PPG Industries	917	105,803
PureCycle Technologies *	545	5,074
Quaker Chemical	57	8,047
Radius Recycling, Cl A	99	1,189
Ramaco Resources, Cl A	103	975
Ramaco Resources, Cl B	20	176
Ranpak Holdings, Cl A *	164	1,201
Rayonier Advanced Materials *	243	1,944
Reliance	217	62,822
Royal Gold	271	37,891
RPM International	506	64,060
Ryerson Holding	104	2,325
Scotts Miracle-Gro, Cl A	176	12,489
Sealed Air	599	20,863
Sensient Technologies	173	13,063
Sherwin-Williams	918	328,791
Silgan Holdings	340	18,707
Smurfit WestRock	2,050	108,835
Sonoco Products	403	19,199
Steel Dynamics	569	72,946
Stepan	85	5,388
Summit Materials, Cl A *	495	25,893
SunCoke Energy	331	3,108
Sylvamo	141	11,294
Tredegar *	102	801
TriMas	148	3,596
Trinseo PLC	130	538
Tronox Holdings PLC, Cl A	456	4,683
United States Lime & Minerals	41	4,534
United States Steel	814	29,996
Vulcan Materials	516	141,461

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Warrior Met Coal	213	$11,240
Westlake	147	16,798
Worthington Steel	145	4,212
		5,366,987
REAL ESTATE — 2.6%
Acadia Realty Trust ‡	491	11,313
Agree Realty ‡	420	30,479
Alexander & Baldwin ‡	267	4,766
Alexander's ‡	8	1,520
Alpine Income Property Trust ‡	51	860
American Assets Trust ‡	180	4,370
American Healthcare REIT ‡	615	17,398
American Homes 4 Rent, Cl A ‡	1,306	45,227
American Tower ‡	1,844	341,048

Americold Realty Trust ‡	1,173	25,630
Anywhere Real Estate *	372	1,343
Apartment Investment and Management, Cl A ‡	516	4,665
Apple Hospitality ‡	885	13,664
Armada Hoffler Properties ‡	305	2,983
AvalonBay Communities ‡	560	124,046
Braemar Hotels & Resorts ‡	255	650
Brandywine Realty Trust ‡	665	3,651
Brixmor Property Group ‡	1,240	32,314
Broadstone Net Lease, Cl A ‡	761	11,978
BRT Apartments ‡	42	720
BXP ‡	597	43,665
Camden Property Trust ‡	435	49,464
CareTrust ‡	704	18,656
CBRE Group, Cl A *	1,189	172,096
Centerspace ‡	64	3,888
Chatham Lodging Trust ‡	186	1,626
City Office REIT ‡	150	797
Clipper Realty ‡	46	188
Compass, Cl A *	2,038	14,776
COPT Defense Properties ‡	464	13,660
CoStar Group *	1,602	122,713
Cousins Properties ‡	625	19,081
Crown Castle ‡	1,719	153,472
CTO Realty Growth ‡	112	2,199
CubeSmart ‡	922	38,447
Cushman & Wakefield PLC *	935	12,894
DiamondRock Hospitality ‡	836	7,340
Digital Realty Trust ‡	1,294	212,035
Douglas Elliman *	262	466
Douglas Emmett ‡	677	12,430
Easterly Government Properties, Cl A ‡	379	4,305
EastGroup Properties ‡	202	34,263
Elme Communities ‡	339	5,173
Empire State Realty Trust, Cl A ‡	529	5,057
EPR Properties ‡	303	13,968
Equinix ‡	381	348,104
Equity Commonwealth ‡	396	689
Equity LifeStyle Properties ‡	715	46,797

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Equity Residential ‡	1,458	$102,979
Essential Properties Realty Trust ‡	719	23,080
Essex Property Trust ‡	252	71,712
eXp World Holdings	314	3,573
Extra Space Storage ‡	830	127,820
Farmland Partners ‡	169	1,972
Federal Realty Investment Trust ‡	348	37,803
First Industrial Realty Trust ‡	545	29,098
Forestar Group *	74	1,766
Four Corners Property Trust ‡	378	10,369
FRP Holdings *	44	1,344
Getty Realty ‡	209	6,481
Gladstone Commercial ‡	164	2,658
Gladstone Land ‡	130	1,412
Global Net Lease ‡	943	6,780
Healthcare Realty Trust, Cl A ‡	1,454	24,355
Highwoods Properties ‡	431	12,839
Host Hotels & Resorts ‡	2,868	47,924
Howard Hughes Holdings *	127	9,699
Hudson Pacific Properties ‡	542	1,696
Independence Realty Trust ‡	921	17,692
InvenTrust Properties ‡	311	9,249
Invitation Homes ‡	2,264	70,524
Iron Mountain ‡	1,152	117,009
JBG SMITH Properties ‡	329	5,103
Jones Lang LaSalle *	193	54,580
Kennedy-Wilson Holdings	412	3,729
Kilroy Realty ‡	477	18,613
Kimco Realty ‡	2,627	58,976
Kite Realty Group Trust ‡	901	20,858
Lamar Advertising, Cl A ‡	360	45,511
LTC Properties ‡	183	6,295
LXP Industrial Trust, Cl B ‡	1,187	9,876
Macerich ‡	883	18,349
Marcus & Millichap	94	3,587
Maui Land & Pineapple *	27	544
Mid-America Apartment Communities ‡	460	70,187
Millrose Properties, Cl A *	454	5,021
National Health Investors ‡	182	12,396
National Storage Affiliates Trust ‡	287	10,662
NET Lease Office Properties *‡	57	1,819
NETSTREIT ‡	301	4,358
Newmark Group, Cl A	535	7,560
NexPoint Diversified Real Estate Trust ‡	117	648
NexPoint Residential Trust ‡	83	3,277
NNN REIT ‡	753	29,661
Office Properties Income Trust ‡	212	193
Omega Healthcare Investors ‡	1,064	39,432
One Liberty Properties ‡	59	1,515
Opendoor Technologies *	2,324	3,207
Orion Office REIT ‡	209	846
Outfront Media ‡	594	10,927
Paramount Group ‡	742	3,628
Park Hotels & Resorts ‡	785	10,590

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Peakstone Realty Trust ‡	136	$1,462
Pebblebrook Hotel Trust ‡	488	6,407
Phillips Edison ‡	504	18,310
Piedmont Office Realty Trust, Cl A ‡	476	4,160
Plymouth Industrial ‡	156	2,621
Postal Realty Trust, Cl A ‡	84	1,105
PotlatchDeltic ‡	319	14,269
Prologis ‡	3,657	436,097
Public Storage ‡	625	186,550
Rayonier ‡	610	15,945
RE/MAX Holdings, Cl A *	66	659
Realty Income ‡	3,424	187,087
Redfin *	459	3,672
Regency Centers ‡	745	53,521
Retail Opportunity Investments ‡	515	8,997
Rexford Industrial Realty ‡	915	37,204
RLJ Lodging Trust ‡	623	6,074
RMR Group, Cl A	59	1,102
Ryman Hospitality Properties ‡	236	24,742
Sabra Health Care ‡	954	15,941
Safehold ‡	216	3,501
Saul Centers ‡	49	1,789
SBA Communications, Cl A ‡	421	83,173
Seritage Growth Properties *	127	475
Service Properties Trust ‡	602	1,716
Simon Property Group ‡	1,228	213,500
SITE Centers ‡	185	2,771
SL Green Realty ‡	264	17,791
Spirit MTA ‡,(A)	11	—
St. Joe	154	7,407
STAG Industrial ‡	750	25,635
Star Holdings *	50	445
Stratus Properties *	28	540
Summit Hotel Properties ‡	408	2,738
Sun Communities ‡	488	61,732
Sunstone Hotel Investors ‡	831	9,415
Tanger ‡	442	14,506
Tejon Ranch *	85	1,379
Terreno Realty ‡	393	25,710
Transcontinental Realty Investors *	5	129
UDR ‡	1,309	54,638
UMH Properties ‡	270	4,857
Uniti Group ‡	929	5,063
Urban Edge Properties ‡	516	10,495
Veris Residential ‡	314	5,005
Vornado Realty Trust ‡	734	31,753
Welltower ‡	2,464	336,287
Weyerhaeuser ‡	2,868	87,818
Whitestone, Cl B ‡	182	2,439
WP Carey ‡	883	49,369
Xenia Hotels & Resorts ‡	417	6,238
Zillow Group, Cl A *	154	12,197
Zillow Group, Cl C *	630	51,799
		5,396,891

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 2.5%
AES	2,884	$31,724
ALLETE	238	15,618
Alliant Energy	1,019	59,999
Altus Power, Cl A *	204	822
Ameren	1,050	98,910
American Electric Power	2,098	206,359
American States Water	154	11,473
American Water Works	771	96,097
Artesian Resources, Cl A	35	1,085
Atmos Energy	612	87,216
Avista	322	11,792
Black Hills	287	16,855
Cadiz *	162	800
California Water Service Group	241	10,915
CenterPoint Energy	2,571	83,737
Chesapeake Utilities	91	11,125
Clearway Energy, Cl A	135	3,312
Clearway Energy, Cl C	337	8,738
CMS Energy	1,162	76,692
Consolidated Edison	1,368	128,236
Consolidated Water	59	1,545
Constellation Energy	1,245	373,475
Dominion Energy	3,373	187,505
DTE Energy	716	85,834
Duke Energy	3,042	340,674
Edison International	1,531	82,674
Entergy	1,689	136,944
Essential Utilities	1,039	36,864
Evergy	926	59,421
Eversource Energy	1,402	80,867
Exelon	3,951	158,040
FirstEnergy	2,164	86,127
Genie Energy, Cl B	80	1,146
Global Water Resources	44	506
Hawaiian Electric Industries *	679	6,206
IDACORP, Cl Rights	219	24,077
MDU Resources Group	791	14,096
MGE Energy	149	13,388
Middlesex Water	68	3,443
Montauk Renewables *	244	1,020
National Fuel Gas	373	26,121
New Jersey Resources	408	19,564
NextEra Energy	8,125	581,425
NextEra Energy Partners	365	3,847
NiSource	1,844	68,781
Northwest Natural Holding	156	6,228
Northwestern Energy Group	251	13,531
NRG Energy	806	82,567
OGE Energy	826	34,882
ONE Gas	231	16,318
Ormat Technologies	239	15,332
Otter Tail	169	13,020
PG&E	8,507	133,135
Pinnacle West Capital	469	40,784
Portland General Electric	433	17,814
PPL	2,820	94,752

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Public Service Enterprise Group	1,969	$164,490
Pure Cycle *	77	905
Sempra	2,506	207,823
SJW Group	125	6,279
Southern	4,291	360,229
Southwest Gas Holdings	249	18,595
Spire	232	16,463
Star Group	109	1,294
Sunnova Energy International *	475	1,221
Talen Energy *	211	46,785
TXNM Energy	369	17,841
UGI	882	27,104
Unitil	62	3,321
Vistra	1,348	226,504
WEC Energy Group	1,250	124,075
Xcel Energy	2,199	147,773
York Water	46	1,423
		5,195,583
Total Common Stock
(Cost $149,202,465)		198,066,821
WARRANT — 0.0%
	Number Of Warrants
Danimer Scientific, Strike Price $11.50,*
Expires 5/6/2029	119	$2

Total Warrants
(Cost $–)		2
RIGHTS — 0.0%
	Number Of Rights
AbioMed‡‡	101	—
Alibero Pharma‡‡	36	—
Cincor Pharma‡‡	31	—
Concert Pharmaceuticals‡‡	89	—
Flexion Therapeutics‡‡,(A)	42	—
Icosavax‡‡	105	—
Inhibrx‡‡	132	—
Novartis‡‡	104	—
Poseida Therapeutics‡‡	286	143
Prevail Therapeutics‡‡,(A)	16	—
Radius Health‡‡,(A)	82	—

Total Rights
(Cost $–)		143
Total Investments in Securities— 95.8%
(Cost $149,202,465)		$198,066,966

Percentages are based on Net Assets of $206,674,231.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

A list of the open OTC swap agreements held by the Fund at January 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Wells Fargo	WFCBL2N12 Custom Basket	FEDL01+ 0.50%	Asset Return	Annually	02/03/2026	USD	8,048,614	$49,995	$–	$49,995
								$49,995	$–	$49,995

*	The following table represents the individual common stock exposures comprising the WFCBL2N12 Custom Basket Total Return Swaps as of January 31, 2025:

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (	%)
133	3M Co	15,930	99	0.2
153	Accenture PLC	46,382	288	0.6
107	Adobe Inc	36,981	230	0.4
394	Advanced Micro Devices Inc	35,996	224	0.4
45	Aercap Holdings Nv	3,386	21	–
54	Air Products And Chemicals Inc	14,297	89	0.2
95	Airbnb Inc	9,767	61	0.1
64	Allstate Corp/The	9,630	60	0.1
31	Alnylam Pharmaceuticals Inc	6,682	42	0.1
1,426	Alphabet Inc, Class A	228,997	1,422	2.7
1,163	Alphabet Inc, Class C	188,198	1,169	2.3
65	Ameren Corp	4,799	30	0.1
130	American Electric Power Co Inc	10,035	62	0.1
124	American Express Co	30,926	192	0.4
157	American International Group Inc	9,095	56	0.1
114	American Tower Corp	16,589	103	0.2
48	American Water Works Co Inc	4,668	29	0.1
24	Ameriprise Financial Inc	10,243	64	0.1
56	Ametek Inc	8,187	51	0.1
293	Amphenol Corp	16,336	101	0.2
121	Analog Devices Inc	20,170	125	0.2
21	Ansys Inc	5,857	36	0.1
51	Aon PLC	14,916	93	0.2
96	Apollo Global Management Inc	12,921	80	0.2
3,587	Apple Inc	666,290	4,139	8.3
201	Applied Materials Inc	28,512	177	0.3
54	Applovin Corp	15,602	97	0.2
89	Arch Capital Group Ltd	6,511	40	0.1
116	Archer-Daniels-Midland Co	4,671	29	0.1
44	Ares Management Corp	6,877	43	0.1
240	Arista Networks Inc	21,797	135	0.3
53	Arthur J Gallagher & Co	12,594	78	0.2
1,731	AT&T Inc	32,327	201	0.4
39	Atlassian Corp	9,394	58	0.1
38	Atmos Energy Corp	4,244	26	0.1
52	Autodesk Inc	12,861	80	0.2
99	Automatic Data Processing Inc	23,677	147	0.3
4	Autozone Inc	10,864	67	0.1
35	Avalonbay Communities Inc	6,044	38	0.1
17	Axon Enterprise Inc	8,959	56	0.1
241	Baker Hughes Co	8,770	54	0.1
74	Ball Corp	3,235	20	–
1,683	Bank Of America Corp	61,332	381	0.8
179	Bank Of New York Mellon Corp/The	12,085	75	0.2
316	Berkshire Hathaway Inc	116,733	725	1.4

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (	%)
48	Best Buy Co Inc	3,270	20	–
34	Blackrock Inc	28,419	177	0.3
174	Blackstone Inc	24,294	151	0.3
135	Block Inc	9,615	60	0.1
8	Booking Holdings Inc	30,069	187	0.4
359	Boston Scientific Corp	28,960	180	0.4
1,119	Broadcom Inc	194,942	1,211	2.3
28	Broadridge Financial Solutions Inc	5,248	33	0.1
58	Brown & Brown Inc	4,755	30	0.1
15	Burlington Stores Inc	3,460	21	–
67	Cadence Design Systems Inc	15,581	97	0.2
90	Capital One Financial Corp	14,386	89	0.2
59	Cardinal Health Inc	5,717	36	0.1
11	Carlisle Cos Inc	3,361	21	–
242	Carnival Corp	5,260	33	0.1
205	Carrier Global Corp	10,528	65	0.1
30	Carvana Co	5,880	37	0.1
117	Caterpillar Inc	34,082	212	0.4
25	Cboe Global Markets Inc	4,093	25	0.1
73	Cbre Group Inc	8,351	52	0.1
32	Cdw Corp/De	5,089	32	0.1
43	Cencora Inc	8,581	53	0.1
159	Centerpoint Energy Inc	4,075	25	0.1
374	Charles Schwab Corp/The	24,383	151	0.3
22	Charter Communications Inc	5,974	37	0.1
53	Cheniere Energy Inc	9,346	58	0.1
418	Chevron Corp	49,108	305	0.6
331	Chipotle Mexican Grill Inc	15,185	94	0.2
91	Chubb Ltd	19,578	122	0.2
37	Cincinnati Financial Corp	4,036	25	0.1
83	Cintas Corp	13,054	81	0.2
888	Cisco Systems Inc	42,363	263	0.5
451	Citigroup Inc	28,920	180	0.4
104	Citizens Financial Group Inc	3,888	24	–
30	Clorox Co/The	3,760	23	–
69	Cloudflare Inc	7,557	47	0.1
88	Cme Group Inc	16,316	101	0.2
72	Cms Energy Corp	3,727	23	–
856	Coca-Cola Co/The	42,768	266	0.5
121	Cognizant Technology Solutions Corp	7,846	49	0.1
48	Coinbase Global Inc	11,095	69	0.1
199	Colgate-Palmolive Co	13,582	84	0.2
938	Comcast Corp	24,840	154	0.3
318	Conocophillips	24,755	154	0.3
85	Consolidated Edison Inc	6,236	39	0.1
39	Constellation Brands Inc	5,553	34	0.1
77	Constellation Energy Corp	18,167	113	0.2
215	Copart Inc	9,820	61	0.1
16	Corpay Inc	4,927	31	0.1
168	Corteva Inc	8,615	54	0.1
99	Costar Group Inc	5,971	37	0.1
108	Costco Wholesale Corp	83,368	518	1.0
175	Coterra Energy Inc	3,821	24	–
166	CRH PLC	12,978	81	0.2
56	Crowdstrike Holdings Inc	17,570	109	0.2
106	Crown Castle Inc	7,460	46	0.1
471	CSX Corp	12,179	76	0.1
33	Cummins Inc	9,358	58	0.1
29	Darden Restaurants Inc	4,397	27	0.1
72	Datadog Inc	8,089	50	0.1
37	Deckers Outdoor Corp	5,151	32	0.1
62	Deere & Co	23,232	144	0.3
76	Dell Technologies Inc	6,161	38	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (	%)
152	Devon Energy Corp	4,078	25	0.1
95	Dexcom Inc	6,492	40	0.1
47	Diamondback Energy Inc	6,068	38	0.1
80	Digital Realty Trust Inc	10,313	64	0.1
61	Discover Financial Services	9,641	60	0.1
49	Docusign Inc	3,736	23	–
54	Dollar General Corp	3,001	19	–
205	Dominion Energy Inc	8,968	56	0.1
80	Doordash Inc	11,931	74	0.1
33	Dover Corp	5,357	33	0.1
171	Dow Inc	5,248	33	0.1
70	Dr Horton Inc	7,811	49	0.1
44	Dte Energy Co	4,174	26	0.1
188	Duke Energy Corp	16,564	103	0.2
91	Dupont De Nemours Inc	5,479	34	0.1
97	Eaton Corp PLC	24,940	155	0.3
119	Ebay Inc	6,333	39	0.1
61	Ecolab Inc	12,057	75	0.2
95	Edison International	4,021	25	0.1
146	Edwards Lifesciences Corp	8,320	52	0.1
64	Electronic Arts Inc	6,230	39	0.1
11	Emcor Group Inc	3,965	25	0.1
139	Emerson Electric Co	14,255	89	0.2
104	Entergy Corp	6,658	41	0.1
139	Eog Resources Inc	13,721	85	0.2
145	Eqt Corp	5,823	36	0.1
30	Equifax Inc	6,522	41	0.1
24	Equinix Inc	16,921	105	0.2
90	Equity Residential	5,013	31	0.1
16	Essex Property Trust Inc	3,491	22	–
87	Eversource Energy	3,931	24	–
244	Exelon Corp	7,681	48	0.1
55	Expand Energy Corp	4,386	27	0.1

30	Expedia Group Inc	4,063	25	0.1
51	Extra Space Storage Inc	6,217	39	0.1
1,083	Exxon Mobil Corp	91,098	566	1.1
9	Factset Research Systems Inc	3,459	21	–
6	Fair Isaac Corp	8,608	53	0.1
140	Fastenal Co	8,068	50	0.1
55	Fedex Corp	11,425	71	0.1
49	Ferguson Enterprises Inc	6,986	43	0.1
132	Fidelity National Information Services Inc	8,471	53	0.1
164	Fifth Third Bancorp	5,721	36	0.1
3	First Citizens Bancshares Inc/Nc	4,758	30	0.1
25	First Solar Inc	3,266	20	–
134	Firstenergy Corp	4,187	26	0.1
138	Fiserv Inc	23,495	146	0.3
952	Ford Motor Co	7,550	47	0.1
154	Fortinet Inc	12,257	76	0.1
85	Fortive Corp	5,412	34	0.1
349	Freeport-Mcmoran Inc	9,855	61	0.1
38	Garmin Ltd	6,428	40	0.1
18	Gartner Inc	7,826	49	0.1
67	Ge Vernova Inc	19,657	122	0.2
255	General Electric Co	40,831	254	0.5
135	General Mills Inc	6,393	40	0.1
265	General Motors Co	10,310	64	0.1
304	Gilead Sciences Inc	23,272	145	0.3
62	Global Payments Inc	5,488	34	0.1
34	Godaddy Inc	5,740	36	0.1
77	Goldman Sachs Group Inc/The	38,733	241	0.5
195	Halliburton Co	3,987	25	0.1
71	Hartford Financial Services Group Inc/The	6,196	38	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (	%)
35	Hershey Co/The	4,167	26	0.1
68	Hess Corp	7,438	46	0.1
316	Hewlett Packard Enterprise Co	5,269	33	0.1
58	Hilton Worldwide Holdings Inc	11,786	73	0.1
56	Hologic Inc	3,186	20	–
243	Home Depot Inc/The	78,706	489	1.0
99	Howmet Aerospace Inc	9,829	61	0.1
232	HP Inc	5,941	37	0.1
13	Hubbell Inc	4,349	27	0.1
12	Hubspot Inc	7,395	46	0.1
348	Huntington Bancshares Inc/Oh	4,712	29	0.1
20	Icon PLC	3,147	20	–
20	Idexx Laboratories Inc	6,624	41	0.1
69	Illinois Tool Works Inc	14,020	87	0.2
98	Ingersoll Rand Inc	7,272	45	0.1
17	Insulet Corp	3,734	23	–
1,045	Intel Corp	15,978	99	0.2
26	Interactive Brokers Group Inc	4,391	27	0.1
139	Intercontinental Exchange Inc	17,525	109	0.2
224	International Business Machines Corp	45,153	280	0.6
62	International Flavors & Fragrances Inc	4,282	27	0.1
84	International Paper Co	3,697	23	–
67	Intuit Inc	31,587	196	0.4
87	Intuitive Surgical Inc	39,013	242	0.5
140	Invitation Homes Inc	3,430	21	–
43	Iqvia Holdings Inc	6,869	43	0.1
71	Iron Mountain Inc	5,691	35	0.1
163	Johnson Controls International PLC	9,993	62	0.1
680	JPMorgan Chase & Co	143,037	889	1.7
67	Kellanova	4,291	27	0.1
468	Kenvue Inc	7,843	49	0.1
259	Keurig Dr Pepper Inc	6,541	41	0.1
242	Keycorp	3,418	21	–
42	Keysight Technologies Inc	5,915	37	0.1
81	Kimberly-Clark Corp	8,330	52	0.1
474	Kinder Morgan Inc	10,254	64	0.1
33	KLA Corp	18,999	118	0.2
211	Kraft Heinz Co/The	4,967	31	0.1
20	Labcorp Holdings Inc	4,008	25	0.1
314	Lam Research Corp	20,015	124	0.2
57	Lennar Corp	5,893	37	0.1
8	Lennox International Inc	3,651	23	–
51	Liberty Media Corp-Liberty Formula One	3,878	24	–
117	Linde PLC	40,925	254	0.5
38	Live Nation Entertainment Inc	4,383	27	0.1
139	Lowe's Cos Inc	28,363	176	0.3
18	LPL Financial Holdings Inc	5,187	31	0.1
27	Lululemon Athletica Inc	8,914	55	0.1
63	Lyondellbasell Industries Nv	3,770	23	–
40	M&T Bank Corp	6,374	40	0.1
81	Marathon Petroleum Corp	9,291	58	0.1
3	Markel Group Inc	4,364	27	0.1
54	Marriott International Inc/MD	12,466	77	0.1
120	Marsh & Mclennan Cos Inc	20,468	127	0.2
15	Martin Marietta Materials Inc	6,352	39	0.1
211	Marvell Technology Inc	18,752	116	0.2
62	Mccormick & Co Inc/Md	3,746	23	–
175	Mcdonald's Corp	39,853	247	0.5
31	Mckesson Corp	14,569	90	0.2
313	Medtronic PLC	22,398	139	0.3
534	Meta Platforms Inc	289,495	1,798	3.6
128	Microchip Technology Inc	5,487	34	0.1
270	Micron Technology Inc	19,408	121	0.2

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (	%)
1,818	Microsoft Corp	593,821	3,689	7.3
45	Microstrategy Inc	11,787	73	0.1
28	Mid-America Apartment Communities Inc	3,410	21	–
326	Mondelez International Inc	14,881	92	0.2
17	Mongodb Inc	3,748	23	–
11	Monolithic Power Systems Inc	5,770	36	0.1
170	Monster Beverage Corp	6,534	41	0.1
37	Moody's Corp	14,699	91	0.2
300	Morgan Stanley	32,651	203	0.4
41	Motorola Solutions Inc	15,009	93	0.2
19	MSCI Inc	8,735	54	0.1
114	Nasdaq Inc	7,399	46	0.1
50	Netapp Inc	4,796	30	0.1
104	Netflix Inc	79,776	496	1.0
278	Newmont Corp	9,350	58	0.1
502	Nextera Energy Inc	28,300	176	0.3
287	Nike Inc	17,365	108	0.2
114	Nisource Inc	3,344	21	–
55	Norfolk Southern Corp	11,061	69	0.1
46	Northern Trust Corp	4,082	25	0.1
50	NRG Energy Inc	4,008	25	0.1
58	Nucor Corp	5,832	36	0.1
5,761	Nvidia Corp	544,470	3,382	6.7
1	NVR Inc	4,515	28	0.1
60	NXP Semiconductors Nv	9,789	61	0.1
161	Occidental Petroleum Corp	5,905	37	0.1
47	Old Dominion Freight Line Inc	6,916	43	0.1
47	Omnicom Group Inc	3,221	20	–
104	On Semiconductor Corp	4,267	27	0.1
143	Oneok Inc	10,901	68	0.1
396	Oracle Corp	52,964	329	0.7
14	O'Reilly Automotive Inc	14,329	89	0.2
98	Otis Worldwide Corp	7,351	46	0.1
126	Paccar Inc	10,979	68	0.1
22	Packaging Corp Of America	3,609	22	–
502	Palantir Technologies Inc	32,587	202	0.4
158	Palo Alto Networks Inc	22,984	143	0.3
31	Parker-Hannifin Corp	17,413	108	0.2
79	Paychex Inc	9,141	57	0.1
244	Paypal Holdings Inc	17,005	106	0.2
40	Pentair PLC	3,280	20	–
335	Pepsico Inc	39,713	247	0.5
522	Pg&E Corp	6,426	40	0.1
99	Phillips 66	9,222	57	0.1
146	Pinterest Inc	3,799	24	–
97	PNC Financial Services Group Inc/The	15,269	95	0.2
57	PPG Industries Inc	5,137	32	0.1
174	PPL Corp	4,604	29	0.1
55	Principal Financial Group Inc	3,600	22	–
575	Procter & Gamble Co/The	75,173	467	0.9
143	Progressive Corp/The	27,696	172	0.3
226	Prologis Inc	21,201	132	0.3
87	Prudential Financial Inc	8,270	51	0.1
28	PTC Inc	4,207	26	0.1
122	Public Service Enterprise Group Inc	7,999	50	0.1
39	Public Storage	9,072	56	0.1
50	Pultegroup Inc	4,461	28	0.1
76	Pure Storage Inc	4,040	25	0.1
272	Qualcomm Inc	37,037	230	0.5
36	Quanta Services Inc	8,630	54	0.1
27	Quest Diagnostics Inc	3,492	22	–
45	Raymond James Financial Inc	6,002	37	0.1
212	Realty Income Corp	9,119	57	0.1

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (	%)
25	Reddit Inc	3,875	24	–
223	Regions Financial Corp	4,316	27	0.1
50	Republic Services Inc	8,478	53	0.1
36	Resmed Inc	6,614	41	0.1
178	Robinhood Markets Inc	7,284	45	0.1
130	Roblox Corp	7,245	45	0.1
28	Rockwell Automation Inc	6,066	38	0.1
26	Roper Technologies Inc	11,830	73	0.1
80	Ross Stores Inc	9,422	58	0.1
57	Royal Caribbean Cruises Ltd	12,054	75	0.2
78	S&P Global Inc	31,839	198	0.4
224	Salesforce Inc	60,249	374	0.7
26	SBA Communications Corp	4,049	25	0.1
344	Schlumberger NV	10,919	68	0.1
51	Seagate Technology Holdings PLC	3,899	24	–
155	Sempra	10,100	63	0.1
50	Servicenow Inc	40,295	250	0.5
57	Sherwin-Williams Co/The	15,982	99	0.2
76	Simon Property Group Inc	10,398	65	0.1
127	Smurfit Westrock PLC	5,288	33	0.1
13	Snap-On Inc	3,516	22	–
72	Snowflake Inc	10,291	64	0.1
266	Southern Co/The	17,579	109	0.2
31	Spotify Technology Sa	13,306	83	0.2
271	Starbucks Corp	22,983	143	0.3
69	State Street Corp	5,506	34	0.1
477	Stellantis Nv	4,927	31	0.1
24	Steris PLC	4,171	26	0.1
84	Stryker Corp	25,896	161	0.3
94	Synchrony Financial	5,127	32	0.1
37	Synopsys Inc	15,469	96	0.2
119	Sysco Corp	6,822	42	0.1
53	T Rowe Price Group Inc	4,888	30	0.1
41	Take-Two Interactive Software Inc	6,039	37	0.1
53	Targa Resources Corp	8,165	51	0.1
112	Target Corp	12,189	76	0.2
74	Te Connectivity PLC	8,634	54	0.1
11	Teledyne Technologies Inc	4,518	28	0.1
40	Teradyne Inc	3,616	22	–
684	Tesla Inc	217,706	1,352	2.6
223	Texas Instruments Inc	32,356	201	0.4
5	Texas Pacific Land Corp	4,810	30	0.1
275	TJX Cos Inc/The	27,041	168	0.3
117	T-Mobile Us Inc	21,375	133	0.3
131	Tractor Supply Co	5,621	35	0.1
109	Trade Desk Inc/The	10,211	63	0.1
55	Trane Technologies PLC	15,652	97	0.2
13	Transdigm Group Inc	14,118	88	0.2
47	Transunion	3,709	23	–
55	Travelers Cos Inc/The	10,550	65	0.1
59	Trimble Inc	3,506	22	–
325	Truist Financial Corp	12,190	76	0.2
10	Tyler Technologies Inc	4,933	31	0.1
494	Uber Technologies Inc	25,983	161	0.3
11	Ulta Beauty Inc	3,664	23	–
146	Union Pacific Corp	28,395	176	0.3
179	United Parcel Service Inc	16,098	100	0.2
16	United Rentals Inc	9,522	59	0.1
377	US Bancorp	14,180	88	0.2
75	Valero Energy Corp	7,842	49	0.1
36	Veeva Systems Inc	6,575	41	0.1
58	Veralto Corp	4,724	29	0.1
20	Verisign Inc	3,405	21	–

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
JANUARY 31, 2025
(Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (	%)
34	Verisk Analytics Inc	7,788	48	0.1
945	Verizon Communications Inc	29,300	182	0.3
89	Vertiv Holdings Co	8,236	51	0.1
83	Vistra Corp	11,023	68	0.1
32	Vulcan Materials Co	6,866	43	0.1
70	W R Berkley Corp	3,238	20	–
1,046	Walmart Inc	80,799	502	1.0
443	Walt Disney Co/The	39,444	245	0.5
542	Warner Bros Discovery Inc	4,458	28	0.1
98	Waste Management Inc	16,975	105	0.1
8	Watsco Inc	3,187	20	–
77	Wec Energy Group Inc	6,029	37	0.1
152	Welltower Inc	16,355	102	0.2
18	West Pharmaceutical Services Inc	4,735	29	0.1
84	Western Digital Corp	4,316	27	0.1
42	Westinghouse Air Brake Technologies Corp	6,808	42	0.1
177	Weyerhaeuser Co	4,267	26	0.1
297	Williams Cos Inc/The	12,946	80	0.2
31	Williams-Sonoma Inc	5,076	32	0.1
25	Willis Towers Watson PLC	6,413	40	0.1
51	Workday Inc	10,555	66	0.1
11	WW Grainger Inc	9,034	56	0.1
136	Xcel Energy Inc	7,185	45	0.1
59	Xylem Inc/Ny	5,776	36	0.1
69	Yum! Brands Inc	7,049	44	0.1
13	Zebra Technologies Corp	3,858	24	–
49	Zimmer Biomet Holdings Inc	4,192	26	–
102	Zoetis Inc	13,671	85	0.2
58	Zoom Communications Inc	4,000	24	–
23	Zscaler Inc	3,680	23	–
		$8,048,614	$49,995	100.0%

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary for abbreviations”.

KOC-QH-008-1100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND
JANUARY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%#
	Shares	Value
REAL ESTATE — 98.4%
American Homes 4 Rent, Cl A ‡	125,269	$4,338,065
American Tower ‡	60,042	11,104,768
Americold Realty Trust ‡	125,494	2,742,044
AvalonBay Communities ‡	21,275	4,712,625
Brixmor Property Group ‡	150,729	3,927,998
BXP ‡	35,126	2,569,116
CBRE Group, Cl A *	11,346	1,642,220
Crown Castle ‡	21,626	1,930,769
Digital Realty Trust ‡	24,062	3,942,799
Equinix ‡	12,958	11,839,206
Equity LifeStyle Properties ‡	55,535	3,634,766
Essential Properties Realty Trust ‡	92,007	2,953,425
Essex Property Trust ‡	7,691	2,188,628
Extra Space Storage ‡	7,110	1,094,940
Four Corners Property Trust ‡	33,894	929,712
Host Hotels & Resorts ‡	142,843	2,386,907
Independence Realty Trust ‡	200,038	3,842,730
Iron Mountain ‡	61,069	6,202,778
Kimco Realty ‡	207,871	4,666,704
Mid-America Apartment Communities ‡	13,552	2,067,764
Omega Healthcare Investors ‡	115,395	4,276,539
Prologis ‡	103,404	12,330,927
Public Storage ‡	18,884	5,636,496
Regency Centers ‡	51,677	3,712,476
Rexford Industrial Realty ‡	72,509	2,948,216
Ryman Hospitality Properties ‡	30,619	3,210,096
SBA Communications, Cl A ‡	12,725	2,513,951
Simon Property Group ‡	37,809	6,573,473
Tanger ‡	101,055	3,316,625
Terreno Realty ‡	53,979	3,531,306
Ventas ‡	37,474	2,264,179
Vornado Realty Trust ‡	22,306	964,958
Welltower ‡	76,700	10,468,016
Weyerhaeuser ‡	116,620	3,570,904
		144,036,126
Total Common Stock
(Cost $141,439,858)		144,036,126
Total Investments in Securities— 98.4%
(Cost $141,439,858)		$144,036,126

Percentages are based on Net Assets of $146,432,831.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-009-1100

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JANUARY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%#
	Shares	Value
AUSTRALIA — 1.9%
BHP Group	97,436	$2,393,002
Goodman Group ‡	65,700	1,465,123
		3,858,125

BRAZIL — 1.7%
Itau Unibanco Holding	325,900	1,886,568
MercadoLibre *	780	1,499,308
		3,385,876

CANADA — 7.7%
Alimentation Couche-Tard	38,400	2,027,867
Canadian Natural Resources	78,420	2,382,250
Constellation Software	630	2,060,345
Dollarama	22,420	2,121,597
Manulife Financial	97,160	2,905,407
Royal Bank of Canada	32,800	3,998,695
		15,496,161

CHINA — 10.6%
Alibaba Group Holding	265,000	3,250,618
ANTA Sports Products	167,000	1,776,752
Bank of China, Cl H	4,323,000	2,236,408
BYD, Cl H	54,500	1,915,150
NARI Technology, Cl A	463,928	1,478,135
Shanghai Pudong Development Bank, Cl A	1,410,000	2,073,659
Tencent Holdings	85,300	4,488,078
Weichai Power, Cl H	844,000	1,468,728
Xiaomi, Cl B *	531,600	2,664,411
		21,351,939

FRANCE — 7.8%
BNP Paribas	46,700	3,190,057
Danone	40,400	2,829,812
Engie	170,310	2,811,453
Ipsen	20,536	2,534,991
Sodexo	24,000	1,775,732
Vinci	23,240	2,514,862
		15,656,907

GERMANY — 8.2%
adidas	9,400	2,478,398
Deutsche Telekom	114,500	3,841,349
Henkel AG & Co KGaA	25,450	2,223,908
SAP	18,340	5,054,023
Siemens	13,250	2,840,477
		16,438,155

HONG KONG — 0.9%
WH Group	2,245,000	1,751,313

INDIA — 6.1%
Bharti Airtel	125,600	2,349,287
Divi's Laboratories	26,060	1,676,709
ICICI Bank	199,940	2,877,247
Infosys	120,010	2,611,337
Power Grid Corp of India	495,266	1,719,936

COMMON STOCK — continued
	Shares	Value
INDIA — continued
Varun Beverages	173,500	$1,072,421
		12,306,937

INDONESIA — 1.1%
Bank Negara Indonesia Persero	5,342,200	1,554,208
United Tractors	472,000	720,193
		2,274,401

ITALY — 0.6%
Tenaris	65,000	1,228,446

JAPAN — 13.3%
Canon	80,500	2,594,430
Honda Motor	195,000	1,845,705
Hoya	19,160	2,572,919
ITOCHU	61,000	2,808,688
Komatsu	93,200	2,811,217
Mitsubishi UFJ Financial Group	237,400	3,002,255
Mitsui Fudosan	219,300	1,979,356
Nitto Denko	119,000	2,110,964
ORIX	79,300	1,675,040
Shin-Etsu Chemical	65,800	2,039,947
Tokio Marine Holdings	67,300	2,219,781
ZOZO	33,500	1,098,882
		26,759,184

LUXEMBOURG — 1.2%
ArcelorMittal	98,950	2,466,339

MEXICO — 0.7%
Grupo Financiero Banorte	205,000	1,422,990

NETHERLANDS — 2.8%
Koninklijke Ahold Delhaize	87,000	3,083,064
Wolters Kluwer	14,180	2,575,963
		5,659,027

NORWAY — 1.1%
Telenor	177,000	2,163,875

SINGAPORE — 1.4%
United Overseas Bank	101,640	2,794,049

SOUTH KOREA — 2.2%
KB Financial Group	28,581	1,790,636
Kia	23,470	1,637,687
Samsung Electronics	28,920	1,032,841
		4,461,164

SPAIN — 4.7%
Amadeus IT Group	30,040	2,198,250
CaixaBank	469,800	2,843,862
Industria de Diseno Textil	45,440	2,466,507
Mapfre	672,700	1,868,985
		9,377,604

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
JANUARY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 1.7%
UBS Group	94,060	$3,316,512

TAIWAN — 7.7%
ASML Holding	5,670	4,194,448
CTBC Financial Holding	1,580,000	1,880,651
Largan Precision	18,500	1,528,770
Taiwan Semiconductor Manufacturing	236,160	7,881,392
		15,485,261

UNITED KINGDOM — 6.9%
3i Group PLC	72,060	3,461,991
InterContinental Hotels Group	20,550	2,740,154
Investec PLC	206,500	1,318,969
Lloyds Banking Group PLC	4,375,000	3,363,774
Unilever PLC	50,530	2,894,197
		13,779,085

UNITED STATES — 6.8%
CRH PLC	24,620	2,435,956
Linde PLC	4,193	1,870,581
Schneider Electric	11,700	2,967,405
Shell PLC	111,900	3,674,194
Swiss Re	18,300	2,793,812
		13,741,948

Total Common Stock
(Cost $161,339,394)		195,175,298
Total Investments in Securities— 97.1%
(Cost $161,339,394)		$195,175,298

Percentages are based on Net Assets of $200,906,986.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

See “Glossary” for abbreviations.

KOC-QH-006-2000

THE ADVISOR’S INNER CIRCLE FUND III
KNIGHTS OF COLUMBUS FUNDS
JANUARY 31, 2025
(Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations
ADR — American Depositary Receipt
BDC — Business Development Company
Cl — Class
CLO — Collateralized Loan Obligation
ETF — Exchange Traded Fund
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
TSFR — Term Secured Overnight Financing Rate
USSW — United States Swap Rate

Currency Abbreviation
USD — United States Dollar